UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04375
Name of Fund:
BlackRock Multi-State Municipal Series Trust
BlackRock New York Municipal Opportunities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
6/30/2025
Date of reporting period:
12/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock New York Municipal Opportunities Fund
Institutional Shares | MANKX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.69%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	0.67%	2.35%	1.16%	2.63%
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%
The Fund’s returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Institutional Shares | MANKX
Semi-Annual Shareholder Report — December 31, 2024
MANKX-12/24-SAR

BlackRock New York Municipal Opportunities Fund
Investor A Shares | MENKX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.94%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	0.54%	2.10%	0.93%	2.38%
Investor A Shares (with sales charge)	(3.73)	(2.24)	0.06	1.94
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor A Shares | MENKX
Semi-Annual Shareholder Report — December 31, 2024
MENKX-12/24-SAR

BlackRock New York Municipal Opportunities Fund
Investor A1 Shares | MDNKX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$40	0.79%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares	0.62%	2.26%	1.08%	2.53%
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%
Average annual total returns reflect reductions for service fees.
The Fund’s returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor A1 Shares | MDNKX
Semi-Annual Shareholder Report — December 31, 2024
MDNKX-12/24-SAR

BlackRock New York Municipal Opportunities Fund
Investor C Shares | MFNKX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$85	1.69%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	0.16%	1.24%	0.16%	1.77%
Investor C Shares (with sales charge)	(0.83)	0.25	0.16	1.77
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Investor C Shares | MFNKX
Semi-Annual Shareholder Report — December 31, 2024
MFNKX-12/24-SAR

BlackRock New York Municipal Opportunities Fund
Class K Shares | MKNKX
Semi-Annual Shareholder Report — December 31, 2024

This semi-annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.64%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	0.69%	2.40%	1.21%	2.67%
Bloomberg Municipal Bond Index	1.46	1.05	0.99	2.25
Customized Reference Benchmark	1.45	1.39	1.13	N/A
Key Fund statistics
Net Assets	$1,165,875,868
Number of Portfolio Holdings	346
Portfolio Turnover Rate	10%
The Fund’s returns shown prior to February 18, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock New York Municipal Bond Fund.
The Customized Reference Benchmark (commenced on September 30, 2016) is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged USD (85%), the Bloomberg Municipal Bond: New York High Yield (non-Investment Grade) Total Return Index (10%), and the Bloomberg Municipal Index New York Taxable Bonds Total Return Index Value (5%).
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	20.9%
Utilities	16.9%
State	13.8%
Education	9.8%
Housing	5.2%
Tobacco	3.2%
Corporate	2.1%
Health	1.5%
Commercial Services & Supplies	0.9%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	58.4%
A	12.3%
BBB/Baa	5.8%
BB/Ba	0.8%
B	0.7%
N/R(d)	9.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock New York Municipal Opportunities Fund
Class K Shares | MKNKX
Semi-Annual Shareholder Report — December 31, 2024
MKNKX-12/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

December 31, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock New York Municipal Opportunities Fund
BlackRock Municipal Bond Fund, Inc.
• BlackRock National Municipal Fund
• BlackRock Short-Term Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each of BlackRock New York Municipal Opportunities Fund and BlackRock National Municipal Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments (unaudited)
December 31, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 0.9%
Cornell University, 4.84%, 06/15/34	$7,880	$ 7,723,593
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35	2,835	2,674,359
Total Corporate Bonds — 0.9% (Cost: $10,852,695)		10,397,952
Municipal Bonds
California — 0.9%
Corporate — 0.7%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55(a)	7,660	8,065,612
Transportation — 0.2%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	2,400	2,466,208
Total Municipal Bonds in California		10,531,820
Florida(b) — 0.7%
Transportation — 0.7%
Florida Development Finance Corp., RB, AMT, 10.00%, 07/15/59	3,760	3,866,444
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32	3,800	4,040,285
Total Municipal Bonds in Florida		7,906,729
Nevada — 0.0%
Transportation — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50	100	104,008
New York — 83.4%
Corporate — 1.5%
Build NYC Resource Corp., Refunding RB(b)
4.50%, 01/01/25	100	100,000
AMT, 5.00%, 01/01/35	100	97,534
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	14,365	16,342,322
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	658,009
		17,197,865
County/City/Special District/School District — 15.6%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/38	3,750	4,036,363
Series B, 5.00%, 11/01/40	5,000	5,351,184
City of New York, GO
Series B, 5.25%, 10/01/43	1,500	1,645,277
Series B-1, 5.00%, 10/01/43	3,000	3,144,608
Series C, 5.25%, 03/01/49	5,000	5,469,095
Series D, 5.38%, 06/01/32	15	15,020
Series D, 5.50%, 04/01/48	8,000	8,968,926
Series D-1, 5.00%, 03/01/43	2,000	2,108,887
Series D-1, 5.50%, 05/01/44	2,500	2,772,820
Series E-1, 5.00%, 03/01/40	6,000	6,214,881
Sub-Series E-1, 4.00%, 04/01/45	2,425	2,364,392
Sub-Series E-1, 5.25%, 04/01/47	5,000	5,455,648
City of New York, Refunding GO, Series C-3, 2.46%, 08/01/33	2,145	1,761,534
County of Nassau New York, GOL
Series A, 4.00%, 04/01/39	1,000	1,022,176
Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Nassau New York, GOL (continued)
Series A, 4.00%, 04/01/42	$3,145	$ 3,187,081
Series A, 5.00%, 04/01/45	5,000	5,471,407
Series A, 5.00%, 04/01/46	2,500	2,726,108
Series A, 5.00%, 04/01/47	3,925	4,265,632
Series B, (AGM), 5.00%, 07/01/42	4,190	4,358,747
Series B, (AGM), 5.00%, 07/01/45	4,960	5,126,372
County of Nassau New York, Refunding GOL
Series B, 5.00%, 04/01/41	1,250	1,382,456
Series B, 5.00%, 04/01/42	1,500	1,652,729
Hudson Yards Infrastructure Corp., Refunding RB, Series 2022, Sustainability Bonds, 4.00%, 02/15/42	2,660	2,656,562
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/41	4,155	1,936,559
(AGC), 0.00%, 03/01/42	5,500	2,424,242
(AGC), 0.00%, 03/01/43	2,000	828,722
(AGC), 0.00%, 03/01/45	2,450	898,330
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,258,108
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A, Subordinate, 5.00%, 05/01/45	6,700	7,203,752
Series A, Subordinate, 5.00%, 05/01/46	4,000	4,289,131
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	5,973,386
Series C-3, Subordinate, 5.00%, 05/01/40	15,000	15,621,158
New York City Transitional Finance Authority, RB
Series D, 5.00%, 05/01/49	1,500	1,615,673
Series F-1, 5.25%, 02/01/53	5,960	6,482,901
Series C-S, Subordinate, 5.00%, 05/01/47	8,800	9,504,079
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	5,500	1,225,204
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	5,320	5,319,944
Series A, Sustainability Bonds, 2.75%, 11/15/41	17,000	13,207,223
New York State Dormitory Authority, RB, 5.00%, 07/01/26	1,015	1,016,161
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(d)	5	5,263
Suffolk Regional Off-Track Betting Co, RB, 5.00%, 12/01/34	1,245	1,257,555
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	15,465	16,696,002
		181,921,298
Education — 10.1%
Albany Capital Resource Corp., Refunding RB(e)(f)
4.00%, 07/01/41	1,650	765,600
4.00%, 07/01/51	1,705	791,120
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	86,033
5.00%, 10/01/48	1,040	1,045,096
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	655	670,658
Build NYC Resource Corp., RB(b)
5.00%, 02/01/33	705	684,644
5.63%, 02/01/39	1,285	1,285,280
5.00%, 09/01/39	900	902,430
5.00%, 09/01/44	725	708,032
5.75%, 02/01/49	1,145	1,121,452
5.00%, 09/01/49	1,255	1,210,252
Series A, 4.88%, 05/01/31	600	596,409

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Series A, 5.13%, 05/01/38	$140	$ 138,881
Series A, 5.50%, 05/01/48	2,175	2,158,280
Sustainability Bonds, 5.75%, 06/01/42	500	526,183
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/33	275	278,703
5.00%, 06/01/35	250	250,859
5.00%, 08/01/35	740	748,261
5.00%, 06/01/40	310	310,995
5.00%, 08/01/47	725	725,522
5.00%, 11/01/47	2,900	3,188,071
Series A, 5.00%, 06/01/43	325	325,182
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	130,044
5.00%, 05/01/39	225	225,077
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,000,695
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,910	1,970,174
5.00%, 07/01/48	480	492,369
5.00%, 07/01/52	9,145	9,664,047
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,980	2,034,449
5.00%, 07/01/45	8,710	9,195,950
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	570,344
5.00%, 10/01/35	265	265,160
5.00%, 07/01/47	2,165	2,201,653
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 07/01/53	3,230	3,430,963
Series B, 5.13%, 07/01/33	3,145	3,163,286
Monroe County Industrial Development Corp., Refunding RB, Series C, 4.00%, 07/01/37	1,765	1,774,855
New York State Dormitory Authority, RB
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	522,758
Series 1, (AMBAC), 5.50%, 07/01/40	500	578,931
Series A, 5.00%, 07/01/43	7,715	7,888,592
Series A, 5.00%, 07/01/49	6,380	6,578,978
Series A, Sustainability Bonds, 5.00%, 07/01/48	735	768,805
New York State Dormitory Authority, Refunding RB
2.26%, 07/01/30	4,000	3,516,701
5.00%, 07/01/44	5,000	5,388,863
Series A, 2.58%, 07/01/33	2,190	1,822,404
Series A, 4.00%, 07/01/37	1,000	1,018,371
Series A, 5.00%, 07/01/37	350	351,557
Series A, 5.00%, 07/01/41	500	507,691
Series A, 4.00%, 07/01/46	8,180	7,900,289
Series A, 5.00%, 07/01/46	675	680,645
Series A, 5.00%, 07/01/51	3,000	3,141,147
Series A, 5.50%, 07/01/54	7,500	8,417,960
Series B, 3.78%, 07/01/34	2,100	1,903,822
Series B, 5.00%, 10/01/38	7,500	7,864,721
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	135	137,076
Security	Par (000)	Value
Education (continued)
Onondaga County Trust for Cultural Resources, Refunding RB (continued)
5.00%, 12/01/45	$3,650	$ 3,828,448
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	285	304,184
		117,758,952
Health — 1.5%
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,486,632
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	355	303,371
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	100	92,776
Series A, 5.00%, 12/01/37	370	368,142
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	1,705	1,856,476
4.00%, 07/01/38	110	95,558
4.00%, 07/01/39	140	120,685
4.00%, 07/01/40	325	277,876
4.00%, 07/01/45	460	379,354
5.00%, 05/01/52	4,000	4,193,939
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,648,574
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	285,227
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,115,315
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	1,150	1,162,058
5.00%, 07/01/56	1,270	1,255,199
		17,641,182
Housing — 5.4%
New York City Housing Development Corp., RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	520	503,956
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 3.15%, 11/01/36	400	357,551
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	2,000	2,016,207
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	2,021,468
Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,500	1,513,317
Series A-1, Sustainability Bonds, 4.55%, 11/01/44	1,650	1,658,007
Series E-1, Sustainability Bonds, 4.55%, 11/01/43	5,000	5,031,660
Series F-1A, Sustainability Bonds, 4.45%, 11/01/49	5,315	5,143,780
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	4,800	4,772,365
Series G, Sustainability Bonds, 4.60%, 11/01/43	3,000	3,022,354
New York City Housing Development Corp., Refunding RB, Sustainability Bonds, (HUD SECT 8), 3.76%, 01/01/29	3,000	2,874,097
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, Sustainability Bonds, 4.10%, 11/01/38	2,500	2,161,948
New York State Housing Finance Agency, RB, M/F Housing
Series A, (SONYMA), 4.90%, 02/15/38	645	628,650
Series A, (SONYMA), 5.10%, 02/15/38	875	875,171
Series C, (SONYMA, FHLMC, FNMA, GNMA), 2.75%, 11/01/31	1,000	922,531
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series E, (SONYMA), 4.15%, 11/01/47	$165	$ 155,302
Series J-1, Sustainability Bonds, (SONYMA), 2.80%, 11/01/51	4,500	3,140,677
Series L-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	4,010	3,872,735
Series M-2, Sustainability Bonds, (SONYMA), 0.75%, 11/01/25	170	164,738
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	5,000	5,078,059
Series 261, Sustainability Bonds, (SONYMA), 4.40%, 10/01/44	5,000	4,929,677
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 1.40%, 10/01/27	5,460	5,008,501
AMT, Sustainability Bonds, 1.50%, 04/01/28	5,475	4,959,782
Yonkers Industrial Development Agency, RB
Series A, (SONYMA), 4.80%, 10/01/26	180	180,099
Series A, (SONYMA), 5.00%, 10/01/37	1,640	1,640,192
		62,632,824
State — 8.3%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/45	7,500	8,085,028
Empire State Development Corp., Refunding RB, Series B, 2.77%, 03/15/31	5,000	4,446,186
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-1A, (SAW), 4.00%, 07/15/39	2,000	2,045,156
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	15,220	15,022,429
Series A, 5.00%, 03/15/42	3,945	4,090,453
Series A, 5.00%, 03/15/49	5,000	5,388,526
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	2,500	2,650,222
Series A, 5.00%, 03/15/41	10,000	10,523,077
Series A, 4.00%, 03/15/43	5,000	5,017,229
Series A, 5.00%, 03/15/44	5,050	5,524,380
Series A, 5.00%, 03/15/45	4,000	4,355,960
Series A-1, 5.00%, 03/15/42	3,105	3,387,821
Series B, 5.00%, 03/15/49	10,000	10,791,637
Series C, 2.15%, 03/15/31	2,000	1,699,366
Series C, 5.00%, 03/15/41	5,000	5,184,201
Series E, 5.00%, 03/15/40	5,165	5,406,429
Series E, 5.00%, 03/15/42	3,535	3,685,918
		97,304,018
Tobacco — 3.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	813,784
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,327,362
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,571,663
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	9,265,736
Series B, 5.00%, 06/01/28	90	91,871
Series B, 5.00%, 06/01/29	105	107,208
Series C, 4.00%, 06/01/51	4,055	3,095,616
Security	Par (000)	Value
Tobacco (continued)
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	$1,250	$ 1,249,988
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	800,620
Series A, 5.00%, 06/01/33	3,000	3,095,689
Series A, 5.00%, 06/01/36	5,835	5,981,182
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	3,997,263
Sub-Series C, 5.13%, 06/01/51	2,375	2,322,229
		38,720,211
Transportation — 23.5%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	112,596
Series B, AMT, 4.00%, 12/15/34	235	221,045
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/42	1,530	1,561,612
Metropolitan Transportation Authority, RB
Series A-2, 4.00%, 11/15/43	5,000	4,818,079
Sub-Series A-1, 5.00%, 11/15/40	645	645,863
Series A-1, Sustainability Bonds, 4.00%, 11/15/44	2,500	2,387,661
Series D-3, Sustainability Bonds, 4.00%, 11/15/47	8,800	8,194,212
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,500	1,522,651
Series A, Sustainability Bonds, 5.50%, 11/15/47	5,000	5,512,162
Series C, Sustainability Bonds, (AGM-CR), 5.00%, 11/15/38	3,385	3,563,269
Series C, Sustainability Bonds, (BAM-TCRS), 5.00%, 11/15/42	3,000	3,129,527
Series C, Sustainability Bonds, (BAM), 5.00%, 11/15/44	7,345	7,627,022
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	1,545	1,550,322
New York Liberty Development Corp., Refunding RB, Series 1, 2.75%, 02/15/44	6,125	4,657,567
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/45	940	918,660
New York State Thruway Authority, Refunding RB
5.00%, 03/15/42	4,000	4,358,531
Series O, 4.00%, 01/01/37	4,400	4,518,992
Series O, 4.00%, 01/01/45	1,550	1,519,394
Series O, 4.00%, 01/01/47	2,345	2,278,490
Series P, 5.00%, 01/01/49	6,250	6,699,004
Series P, 5.25%, 01/01/54	5,675	6,159,513
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/33	4,645	4,933,498
AMT, 5.00%, 12/01/35	1,510	1,591,143
AMT, 5.00%, 12/01/37	5,310	5,556,452
AMT, 5.63%, 04/01/40	5,755	6,104,967
AMT, 5.00%, 12/01/41	4,565	4,684,266
AMT, 5.00%, 12/01/42	1,755	1,794,284
Series A, AMT, 5.00%, 07/01/34	250	250,121
Series A, AMT, 5.00%, 07/01/41	750	747,640
Series A, AMT, 5.25%, 01/01/50	10,190	10,131,061
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,245	3,377,079
AMT, 4.00%, 10/31/46	4,355	3,835,607
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	13,175	13,556,871
AMT, Sustainability Bonds, 5.50%, 06/30/54	15,000	15,684,067
AMT, Sustainability Bonds, 6.00%, 06/30/54	19,465	20,759,372

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/38	$4,250	$ 4,474,268
Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	10,000	10,499,213
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,543,153
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	410,435
AMT, 5.00%, 04/01/33	375	383,060
AMT, 5.00%, 04/01/34	225	229,216
AMT, 5.00%, 04/01/35	200	203,549
AMT, 5.00%, 04/01/36	210	214,162
AMT, 5.00%, 04/01/37	250	254,739
AMT, 5.00%, 04/01/38	250	254,907
AMT, 5.00%, 04/01/39	175	178,294
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/44	1,960	2,023,369
Port Authority of New York & New Jersey, Refunding ARB
Series 23, 5.25%, 08/01/52	3,900	4,212,453
Series 244, 5.00%, 07/15/49	6,000	6,482,348
Series 197, AMT, 5.00%, 11/15/41	1,250	1,262,303
Series 202, AMT, 5.00%, 04/15/37	5,000	5,067,735
Series 206, AMT, 5.00%, 11/15/37	1,270	1,295,776
Series 223, AMT, 4.00%, 07/15/41	2,370	2,297,542
Series 231, AMT, 5.00%, 08/01/38	2,500	2,673,103
Series 231, AMT, 5.50%, 08/01/39	5,900	6,505,515
Series 234, AMT, 5.25%, 08/01/47	4,000	4,247,153
Series 238, AMT, 5.00%, 07/15/37	3,000	3,234,253
Series 238, AMT, 5.00%, 07/15/39	7,500	8,012,235
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	5,000	5,327,663
Series A, 5.00%, 11/15/49	4,630	4,839,234
Sub-Series B-1, 5.00%, 11/15/48	7,760	8,307,379
Triborough Bridge & Tunnel Authority, Refunding RB
Series C-2, 5.00%, 11/15/42	10,000	10,279,557
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	9,025	9,860,020
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,688,192
		274,223,426
Utilities — 14.2%
Long Island Power Authority, RB
5.00%, 09/01/39	9,875	10,341,329
5.00%, 09/01/42	1,000	1,028,962
5.00%, 09/01/47	2,225	2,269,052
Series C, (AGC), 5.25%, 09/01/29	3,500	3,817,726
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,767,752
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/39	2,000	2,045,170
Series A, 4.00%, 09/01/41	2,030	2,077,591
Series A, 5.00%, 09/01/42	5,000	5,531,040
Series A, (AGC), 5.00%, 09/01/43	5,000	5,512,779
Series A, 5.00%, 09/01/43	3,170	3,430,873
New York City Municipal Water Finance Authority, RB
Series AA, 4.00%, 06/15/43	5,000	4,953,158
Series AA-1, 5.25%, 06/15/53	2,500	2,741,706
Sub-Series BB-1, 5.25%, 06/15/54	5,000	5,430,792
Sub-Series CC-1, 5.25%, 06/15/54	7,500	8,187,195
Security	Par (000)	Value
Utilities (continued)
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	$7,500	$ 7,393,542
Series DD, 5.25%, 06/15/46	7,500	8,209,580
Series EE, 4.00%, 06/15/39	2,500	2,538,267
Series FF, 5.00%, 06/15/40	2,500	2,606,041
Series BB-2, VRDN, 3.85%, 01/02/25(a)(g)	15,000	15,000,000
New York Power Authority, RB
Series A, (AGM), 5.75%, 11/15/33(h)	5,000	5,149,877
Sustainability Bonds, (AGM), 4.00%, 11/15/47	10,000	9,898,231
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	3,025	3,276,274
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	5,000	4,865,963
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.25%, 06/15/45	1,750	1,969,911
Series A, 5.25%, 06/15/53	5,000	5,480,979
Utility Debt Securitization Authority, RB
Restructured, 5.00%, 12/15/38	2,875	3,002,235
Restructured, 5.00%, 12/15/40	14,695	15,268,390
Utility Debt Securitization Authority, Refunding RB
Series 1, 5.00%, 12/15/40	3,000	3,385,892
Series TE1, Restructured, 5.00%, 12/15/38	9,000	10,089,319
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,500	2,715,212
		164,984,838
Total Municipal Bonds in New York		972,384,614
Puerto Rico — 5.7%
State — 3.7%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	400	426,683
Series A-1, Restructured, 5.75%, 07/01/31	388	422,998
Series A-1, Restructured, 4.00%, 07/01/35	931	912,112
Series A-1, Restructured, 4.00%, 07/01/37	799	775,086
Series A-1, Restructured, 4.00%, 07/01/41	1,087	1,036,155
Series A-1, Restructured, 4.00%, 07/01/46	1,130	1,045,924
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	908,430
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(e)(f)	18,310	9,796,483
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,005	6,844,399
Series A-2, Restructured, 4.54%, 07/01/53	49	46,551
Series A-2, Restructured, 4.78%, 07/01/58	5,323	5,190,007
Series A-2, Restructured, 4.33%, 07/01/40	6,888	6,776,779
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	412,841
Series A-1, Restructured, 0.00%, 07/01/33	1,423	1,002,083
Series A-1, Restructured, 0.00%, 07/01/46	19,863	6,330,520
Series B-1, Restructured, 0.00%, 07/01/46	2,677	850,792
		42,777,843
Utilities — 2.0%
Puerto Rico Electric Power Authority, RB(e)(f)
Series A, 5.00%, 07/01/29	1,860	846,809
Series A, 7.00%, 07/01/33	1,025	466,656
Series A, 6.75%, 07/01/36	3,560	1,620,774
Series A, 5.00%, 07/01/42	2,185	994,773
Series A, 7.00%, 07/01/43	410	186,662
Series A-3, 10.00%, 07/01/19	999	454,842
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, RB(e)(f) (continued)
Series B-3, 10.00%, 07/01/19	$999	$ 454,842
Series C-1, 5.40%, 01/01/18	2,745	1,249,653
Series C-2, 5.40%, 07/01/18	2,745	1,249,855
Series C-3, 5.40%, 01/01/20	277	126,340
Series C-4, 5.40%, 07/01/20	278	126,340
Series CCC, 5.25%, 07/01/26	770	350,561
Series CCC, 5.25%, 07/01/28	440	200,320
Series D-4, 7.50%, 07/01/20	1,726	785,837
Series TT, 5.00%, 07/01/25	210	95,607
Series TT, 5.00%, 07/01/26	565	257,230
Series WW, 5.50%, 07/01/17	610	277,717
Series WW, 5.50%, 07/01/18	535	243,571
Series WW, 5.50%, 07/01/19	435	198,044
Series WW, 5.38%, 07/01/24	385	175,280
Series WW, 5.25%, 07/01/33	420	191,215
Series WW, 5.50%, 07/01/38	520	236,742
Series XX, 5.25%, 07/01/17	285	129,753
Series XX, 5.25%, 07/01/35	185	84,226
Series XX, 5.75%, 07/01/36	260	118,371
Series XX, 5.25%, 07/01/40	5,345	2,433,438
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(e)(f)	990	450,721
Series AAA, 5.25%, 07/01/23	2,670	1,215,581
Series AAA, 5.25%, 07/01/28(e)(f)	5,655	2,574,572
Series AAA, 5.25%, 07/01/29(e)(f)	235	106,989
Series BBB, 5.40%, 07/01/28	1,240	564,539
Series UU, 0.00%, 07/01/17(a)(e)(f)	185	84,226
Series UU, 0.00%, 07/01/18(a)(e)(f)	165	75,120
Series UU, 0.00%, 07/01/20(a)(e)(f)	1,475	671,529
Series UU, 3.95%, 07/01/31(a)(e)(f)	1,755	799,005
Series ZZ, 5.25%, 07/01/19(e)(f)	1,370	623,725
Series ZZ, 5.00%, 07/01/20	2,220	1,010,708
Series ZZ, 5.25%, 07/01/24(e)(f)	875	398,364
Series ZZ, 5.00%, 07/01/28(e)(f)	435	198,044
Series ZZ, 5.00%, 12/29/49(e)(f)	430	195,768
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(e)(f)	1,860	846,809
		23,371,158
Total Municipal Bonds in Puerto Rico		66,149,001
Total Municipal Bonds — 90.7% (Cost: $1,076,709,342)		1,057,076,172
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
New York — 11.0%
County/City/Special District/School District — 5.8%
City of New York, GO, Series A-1, 5.25%, 09/01/43	10,000	10,965,613
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	18,074,317
Series A, 5.00%, 02/15/39	9,005	9,242,867
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	2,960	3,255,006
Series D-1, 5.50%, 11/01/45	5,910	6,564,135
Series D-1, 5.25%, 11/01/48	10,000	10,782,285
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	8,410	9,128,668
		68,012,891
Security	Par (000)	Value
State — 2.2%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	$10,000	$ 10,918,186
5.00%, 03/15/44	4,220	4,560,715
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	9,811,737
		25,290,638
Transportation — 1.9%
Metropolitan Transportation Authority, Refunding RB, Sustainability Bonds, Series C, 5.00%, 11/15/41	11,365	11,885,715
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,291,235
		22,176,950
Utilities — 1.1%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	13,338,004
Total Municipal Bonds in New York		128,818,483
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.0% (Cost: $125,446,597)		128,818,483
Total Long-Term Investments — 102.6% (Cost: $1,213,008,634)		1,196,292,607

	Shares
Short-Term Securities
	Money Market Funds — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.38%(j)(k)	21,669,265	21,671,432
	Total Short-Term Securities — 1.9% (Cost: $21,671,432)	21,671,432
	Total Investments — 104.5% (Cost: $1,234,680,066)	1,217,964,039
	Other Assets Less Liabilities — 0.7%	9,007,212
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.2)%	(61,095,383)
	Net Assets — 100.0%	$ 1,165,875,868

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock New York Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 9,233,820	$ 12,437,612 (a)	$ —	$ —	$ —	$ 21,671,432	21,669,265	$ 408,743	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 483,613	$ —	$ 483,613
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (168,958)	$ —	$ (168,958)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 10,397,952	$ —	$ 10,397,952
Municipal Bonds	—	1,057,076,172	—	1,057,076,172
Municipal Bonds Transferred to Tender Option Bond Trusts	—	128,818,483	—	128,818,483
Short-Term Securities
Money Market Funds	21,671,432	—	—	21,671,432
Unfunded Commitments(a)	—	—	4,399,978	4,399,978
	$21,671,432	$1,196,292,607	$4,399,978	$1,222,364,017

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $60,639,997 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
December 31, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.7%
Black Belt Energy Gas District, RB(a)
Series C, 5.50%, 10/01/54	$52,000	$ 56,485,076
Series D, 5.00%, 03/01/55	43,035	45,655,564
Series F, 5.50%, 11/01/53	11,170	11,740,918
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/41	4,055	4,446,533
5.25%, 10/01/42	7,575	8,284,083
5.25%, 10/01/43	10,460	11,399,008
5.25%, 10/01/44	13,810	14,991,202
5.25%, 10/01/45	9,450	10,221,315
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	87,500	94,382,975
Series B-1, 5.75%, 04/01/54	22,590	24,877,072
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	100,000	99,787,468
Series B, 4.00%, 12/01/51	9,220	9,128,208
Series B-1, 5.00%, 05/01/53	20,000	20,638,312
		412,037,734
Arizona — 0.7%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.25%, 07/01/37	1,230	1,230,640
Series A, 5.50%, 07/01/52	2,450	2,377,692
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,202,851
Junior Lien, 5.00%, 07/01/42	7,815	8,561,326
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	18,000	19,022,085
Subordinate, 5.00%, 07/01/44	5,000	5,382,628
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	150	152,043
Salt River Project Agricultural Improvement & Power District, RB
Series A, 5.00%, 01/01/47	2,175	2,327,650
Series A, 5.00%, 01/01/50	5,295	5,651,055
Tucson Industrial Development Authority/Pima County Industrial Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	6,005	6,479,775
		53,387,745
Arkansas — 0.5%
Arkansas Development Finance Authority, RB(b)
AMT, Sustainability Bonds, 7.38%, 07/01/48	14,700	16,669,177
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	17,200	18,931,587
Pine Bluff School District No. 3, GOL, Series B, (SAW), 4.00%, 02/01/43	3,150	3,145,639
		38,746,403
California — 7.9%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.50%, 10/01/54	8,950	9,736,760
Series B, Sustainability Bonds, 5.00%, 01/01/55	90,255	95,034,180
Series F, Sustainability Bonds, 5.00%, 02/01/55	52,850	56,495,764
Series G, Sustainability Bonds, 5.00%, 11/01/55	37,500	39,437,751
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	2,710	2,653,525
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	$8,000	$ 8,209,676
Sub-Series A, AMT, 5.00%, 05/15/47	1,855	1,881,248
AMT, Sustainability Bonds, 5.00%, 05/15/47	33,170	34,805,506
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, 5.00%, 05/15/45	15,880	16,803,691
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	6,125	3,851,438
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	15,875	10,366,859
Series B, Sustainability Bonds, 4.00%, 07/01/58	5,330	3,372,493
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/42	10,000	10,791,613
Series 2, Class D, AMT, 5.00%, 05/01/48	51,990	52,713,173
Series A, AMT, 5.00%, 05/01/39	14,500	14,976,116
Series A, AMT, 5.00%, 05/01/49	34,000	34,692,843
Series B, AMT, 5.00%, 05/01/46	30,000	30,105,821
Series D, AMT, 5.00%, 05/01/43	17,735	18,090,588
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, Class A, AMT, 5.00%, 05/01/38	10,000	10,757,212
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(c)	100,000	95,610,634
University of California, RB, Series M, 5.00%, 05/15/37	15,410	16,080,841
		566,467,732
Colorado — 2.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/36	7,360	7,599,124
Series A, AMT, 5.00%, 12/01/38	17,750	18,234,867
Series A, AMT, 5.00%, 12/01/43	14,860	15,142,548
Series A, AMT, 5.25%, 12/01/43	45,235	46,599,311
Series A, AMT, 5.25%, 12/01/48	41,110	42,285,752
Series D, AMT, 5.75%, 11/15/45	3,290	3,606,262
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/15/47	25,000	26,454,126
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,178	1,201,951
		161,123,941
Connecticut — 0.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-2, Sustainability Bonds, 5.75%, 11/15/53	13,680	14,531,369
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,150	1,149,816
State of Connecticut Special Tax Revenue, RB
Series A-2, 5.00%, 07/01/43	19,000	20,996,462
Series A-2, 5.00%, 07/01/44	14,000	15,422,349
		52,099,996
Delaware — 0.1%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	7,480	8,089,641
District of Columbia — 2.8%
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	5,745	5,890,820

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia, GO, Series A, 5.00%, 08/01/49	$5,000	$ 5,397,566
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	15,500	16,856,831
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/29	10,000	10,583,652
Series A, AMT, 5.00%, 10/01/30	16,500	17,718,812
Series A, AMT, 5.00%, 10/01/33	20,000	21,711,035
Series A, AMT, 5.00%, 10/01/48	12,400	12,627,687
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	22,315	22,810,145
Series B, 5.00%, 07/01/42	81,415	83,390,055
Washington Metropolitan Area Transit Authority, Refunding RB, Series A-1, 5.00%, 07/01/31	6,860	7,134,111
		204,120,714
Florida — 2.4%
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(d)(e)	5,733	2,047,772
Series C, 5.75%, 12/15/56	6,295	5,183,205
AMT, 6.13%, 07/01/32(a)	11,725	11,978,693
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(b)	18,065	13,390,390
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/44	28,000	28,922,219
Sub-Series A, AMT, 5.00%, 10/01/42	30,000	30,372,496
Sub-Series A, AMT, 5.00%, 10/01/47	17,500	17,665,404
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	48,000	52,301,774
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	1,135	1,137,232
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	7,707,287
River Landing Community Development District, SAB, Series B, 4.25%, 11/01/35	155	154,922
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(d)(e)	147	67,197
Windward Community Development District, SAB, Series A-2, 4.40%, 11/01/35	80	80,002
		171,008,593
Georgia — 3.3%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/34	20,615	20,495,805
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	5,030	4,829,880
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 05/01/54	30,000	31,731,603
Series B, 5.00%, 07/01/53	11,610	12,198,323
Series C, 4.00%, 03/01/50	20,710	20,776,291
Series C, 5.00%, 09/01/53	96,000	100,923,728
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	43,000	45,359,069
		236,314,699
Illinois — 6.6%
Chicago Board of Education, Refunding GO, Series B, 4.00%, 12/01/35	11,640	11,069,522
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AGM), 5.25%, 01/01/45	18,405	19,263,551
Series D, AMT, Senior Lien, 5.00%, 01/01/42	16,340	16,469,895
Series D, Senior Lien, 5.25%, 01/01/42	50,000	51,162,575
Security	Par (000)	Value
Illinois (continued)
Chicago O’Hare International Airport, ARB (continued)
Series D, Senior Lien, 5.00%, 01/01/47	$20,000	$ 20,234,934
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/48	46,835	49,622,539
Chicago O’Hare International Airport, Refunding RB, Series A, 5.00%, 01/01/33	5,600	5,600,000
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	55,505	58,610,150
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 10/01/48	31,850	32,350,059
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	8,785	9,331,722
Illinois Municipal Electric Agency, Refunding RB, Series A, 4.00%, 02/01/35	11,000	10,818,675
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	7,075	7,385,264
Series A, 5.25%, 01/01/45	30,000	32,966,245
State of Illinois, GO
5.50%, 05/01/39	9,040	9,732,813
Series A, 5.00%, 11/01/29	27,500	29,489,934
Series B, 5.00%, 11/01/32	14,000	14,885,741
Series C, 4.00%, 10/01/41	13,580	13,177,719
Series C, 4.00%, 10/01/42	20,000	19,281,381
Series C, 5.50%, 10/01/42	28,000	30,669,993
Series C, 4.00%, 10/01/43	12,560	12,014,399
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,346,863
		474,483,974
Indiana — 0.3%
Indiana Finance Authority, RB
Series B, Sustainability Bonds, 5.00%, 02/01/43	10,000	10,999,968
Series B, Sustainability Bonds, 5.00%, 02/01/45	10,000	10,883,392
		21,883,360
Iowa — 0.0%
City of Des Moines Iowa, GO, Series A, 4.00%, 06/01/41	1,200	1,206,472
Kentucky — 0.4%
Kentucky Public Energy Authority, Refunding RB, Series A-1, 5.25%, 04/01/54(a)	8,000	8,611,883
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	6,950	7,248,011
University of Kentucky, RB, Series B, 4.00%, 04/01/40	11,720	11,745,636
		27,605,530
Louisiana — 0.8%
Louisiana Public Facilities Authority, RB
5.00%, 10/01/43(a)(b)	50,000	50,297,661
5.25%, 10/01/48	6,185	6,328,370
		56,626,031
Maryland — 0.8%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	2,735	2,688,424
County of Montgomery Maryland, RB
5.00%, 12/01/44	26,780	26,938,134
Series 2016, 5.00%, 12/01/45	13,955	14,051,709
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	$2,500	$ 2,570,673
State of Maryland Department of Transportation, ARB, Series A, AMT, (AGC), 5.25%, 08/01/49	9,000	9,617,714
		55,866,654
Massachusetts — 4.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	14,000	14,395,429
Commonwealth of Massachusetts, GOL
Series A, 5.25%, 01/01/44	21,915	23,297,209
Series A, 5.25%, 04/01/47	20,000	20,544,589
Series A, 5.00%, 01/01/49	2,000	2,152,571
Series E, 5.25%, 09/01/43	55,000	58,275,423
Series F, 5.00%, 11/01/43	5,000	5,166,489
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series A-2, 5.00%, 07/01/42	5,000	5,131,552
Sub-Series A-1, 5.25%, 07/01/48	57,645	63,301,385
Massachusetts Development Finance Agency, RB, Series J2, 5.00%, 07/01/43	11,540	11,796,406
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	21,640	22,428,463
Massachusetts Port Authority, Refunding ARB
Series A, AMT, 5.00%, 07/01/47	6,670	6,723,317
Series B, AMT, 5.00%, 07/01/43	36,725	36,944,162
Series C, AMT, 5.00%, 07/01/44	18,000	18,495,801
Series C, AMT, 5.00%, 07/01/49	20,000	20,372,539
Massachusetts Water Resources Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 08/01/49	1,500	1,619,495
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.25%, 11/01/42	30,000	31,304,750
		341,949,580
Michigan — 2.4%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.00%, 07/01/40	1,040	1,146,035
Series C, Senior Lien, 5.00%, 07/01/40	1,165	1,283,729
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/49	10,000	10,753,786
Michigan Finance Authority, RB
5.00%, 11/01/44	10,000	10,040,319
Series A, 6.50%, 06/01/57(b)(d)(e)	5,980	2,603,692
Sustainability Bonds, 5.50%, 02/28/49	4,245	4,675,032
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	66,330	67,087,012
Series 2016, 5.25%, 12/01/41	25,630	25,992,367
Series A, 5.00%, 12/01/41	11,870	12,397,068
Series A, 5.00%, 12/01/42	10,150	10,371,397
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/26(f)	5,850	6,071,536
5.00%, 11/15/47	2,620	2,685,705
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	16,674,072
		171,781,750
Minnesota — 0.8%
City of Rochester Minnesota, Refunding RB, 4.00%, 11/15/39	5,940	6,011,040
Minnesota Agricultural & Economic Development Board, RB
5.00%, 01/01/41	3,000	3,246,249
Security	Par (000)	Value
Minnesota (continued)
Minnesota Agricultural & Economic Development Board, RB (continued)
5.00%, 01/01/42	$3,500	$ 3,775,437
5.25%, 01/01/47	16,025	17,399,434
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	4,295	4,547,517
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,705	3,959,952
State of Minnesota, GO
Series A, 4.00%, 09/01/40	14,745	15,024,904
Series A, 4.00%, 09/01/41	4,000	4,065,590
		58,030,123
Mississippi — 0.1%
Medical Center Educational Building Corp., Refunding RB, 5.00%, 06/01/47	8,975	9,111,280
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB
4.50%, 01/01/39	15,085	15,084,407
Series A, 5.00%, 10/01/46	6,000	6,191,599
Missouri Housing Development Commission, RB, S/F Housing
Series C, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	15,215	16,638,474
Series E, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	11,720	12,842,541
		50,757,021
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	9,250	9,778,806
Nebraska — 0.1%
Omaha School District, GO, 4.00%, 12/15/42	6,725	6,616,699
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29(b)	205	202,999
Series A, 5.00%, 07/15/37	875	865,249
		1,068,248
New Jersey — 4.7%
New Jersey Economic Development Authority, RB, 5.00%, 06/15/43	7,550	7,804,799
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/37	3,000	3,077,634
Series A, 5.00%, 07/01/38	10,000	10,249,640
Series A, 5.00%, 07/01/43	3,915	3,958,695
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	6,520	7,033,810
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	9,000	9,819,720
5.00%, 06/15/46	8,030	8,228,979
Series C, 5.25%, 06/15/32	20,010	20,021,163
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/38	85,000	94,667,758
Series AA, 5.00%, 06/15/39	9,500	10,361,349
Series AA, 5.00%, 06/15/40	3,985	4,328,089

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/46	$20,000	$ 21,701,036
Series B, 5.25%, 01/01/49	61,685	68,452,725
Series E, 5.00%, 01/01/32	4,425	4,425,000
New Jersey Turnpike Authority, Refunding RB, Series C, 5.00%, 01/01/45	32,370	35,442,628
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	15,970	16,176,319
Series A, 5.25%, 06/01/46	13,355	13,632,605
		339,381,949
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	95	97,714
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	6,350	6,701,308
		6,799,022
New York — 14.2%
City of New York, GO
Series C, 5.25%, 09/01/45	40,000	44,346,378
Series E-1, 5.00%, 03/01/39	10,375	10,772,250
Empire State Development Corp., RB
Series A, 5.00%, 03/15/44	14,075	15,251,983
Series A, 5.00%, 03/15/49	10,000	10,744,576
Empire State Development Corp., Refunding RB
5.00%, 03/15/47	10,000	10,546,722
Series A, 5.00%, 03/15/46	12,225	13,128,813
Series E, 4.00%, 03/15/41	24,000	24,093,525
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,325	3,541,265
Series DD, 5.25%, 06/15/46	1,000	1,094,611
Series EE, 5.00%, 06/15/45	7,000	7,206,729
Series EE2, 5.00%, 06/15/40	39,865	42,166,316
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S, Subordinate, (SAW), 5.00%, 07/15/41	3,675	3,703,762
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/42	3,500	3,622,994
Series D-1, 5.50%, 11/01/45	19,690	21,869,343
Series E-1, 5.00%, 02/01/41	10,000	10,010,095
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,588,801
Sub-Series F-1, 5.00%, 05/01/42	3,000	3,066,221
Series C-3, Subordinate, 5.00%, 05/01/39	2,600	2,712,726
Series F-1, Subordinate, 5.00%, 02/01/44	4,000	4,270,862
New York City Transitional Finance Authority, RB
Series C, 5.50%, 05/01/40	3,000	3,452,539
Series C, 5.50%, 05/01/41	10,000	11,473,677
Series C, 5.25%, 05/01/48	5,030	5,491,000
Series D, 5.25%, 05/01/48	24,280	26,716,653
Series G-1, 5.00%, 05/01/41	10,750	11,894,735
Series G-1, 5.00%, 05/01/42	10,000	11,010,740
Series C-S, Subordinate, 5.25%, 05/01/49	16,675	18,331,924
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/36	9,500	9,715,345
Series A, 5.00%, 03/15/40	3,495	3,590,345
Series A, 5.00%, 03/15/41	3,240	3,317,746
Series A, 5.00%, 03/15/43	30,000	33,204,874
Series A, 5.00%, 07/01/43	2,050	2,096,126
Series A, 5.00%, 03/15/45	42,310	46,130,802
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB (continued)
Series A, 5.00%, 03/15/46	$4,975	$ 5,404,267
Series A, 5.00%, 03/15/47	15,010	16,256,022
Series A, 5.00%, 03/15/48	12,570	13,566,522
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/40	30,450	30,703,516
Series A, 5.00%, 03/15/40	5,500	5,762,652
Series A, 5.00%, 03/15/41	14,060	15,577,188
Series A, 5.00%, 03/15/42	11,585	12,794,147
Series A, 5.00%, 03/15/46	39,000	41,715,521
Series A, 5.25%, 03/15/49	11,610	12,728,166
Series B, 5.00%, 03/15/47	25,000	27,118,542
Series B, 5.00%, 03/15/49	30,225	32,617,724
Series E, 5.00%, 03/15/40	2,270	2,376,107
Series E, 5.00%, 03/15/42	36,535	38,094,773
New York State Housing Finance Agency, RB, M/F Housing, Series J, Sustainability Bonds, (SONYMA), 1.10%, 11/01/61(a)	30,000	28,066,505
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/34	4,000	4,090,504
AMT, 6.00%, 04/01/35	14,215	15,822,842
AMT, 5.00%, 12/01/35	1,650	1,738,666
AMT, 5.00%, 12/01/38	10,000	10,488,388
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	25,020	26,038,371
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	9,630	9,944,788
AMT, Sustainability Bonds, 5.25%, 06/30/49	61,985	64,404,005
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	32,905	33,794,009
Series 221, AMT, 4.00%, 07/15/39	4,375	4,233,985
Port Authority of New York & New Jersey, Refunding ARB
4.00%, 12/15/39	10,620	10,541,996
5.00%, 10/15/42	10,000	10,260,013
Series 205, 5.00%, 11/15/47	12,000	12,288,979
AMT, 5.00%, 01/15/47	12,550	13,121,721
Series 197, AMT, 5.00%, 11/15/41	17,450	17,621,754
Series 207, AMT, 5.00%, 09/15/31	14,950	15,440,800
Series 231, AMT, 5.50%, 08/01/39	5,710	6,296,015
Series 231, AMT, 5.50%, 08/01/47	40,000	43,272,470
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	10,203,744
Series C, Sustainability Bonds, 5.25%, 11/15/40	5,335	6,015,885
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,444,452
		1,022,009,517
North Carolina — 0.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB, AMT, 3.75%, 12/01/27(a)	18,870	18,841,066
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	9,205	9,957,680
		28,798,746
North Dakota — 0.0%
North Dakota Public Finance Authority, Refunding RB, 5.00%, 10/01/42	2,160	2,396,442
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio — 1.1%
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 5.00%, 08/01/42	$4,175	$ 4,261,271
Ohio Higher Educational Facility Commission, RB, Series A, Sustainability Bonds, 5.00%, 10/01/48	1,265	1,346,598
Ohio University, Refunding RB
Series A, 5.00%, 12/01/44	16,500	16,875,973
Series A, 5.00%, 12/01/45	7,000	7,127,130
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
Series B, Sustainability Bonds, 5.00%, 12/01/39	10,000	11,097,852
Series B, Sustainability Bonds, 5.00%, 12/01/41	10,000	11,017,645
State of Ohio, RB, 4.00%, 01/01/40	4,190	4,152,850
University of Cincinnati, RB
Series A, 5.25%, 06/01/49	20,000	21,706,832
Series C, 5.00%, 06/01/41	2,600	2,638,973
		80,225,124
Oklahoma — 0.2%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(b)	7,895	7,973,339
Oklahoma Industries Authority, RB, 5.00%, 04/01/32	5,000	5,554,370
		13,527,709
Oregon — 0.3%
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	17,685	17,824,277
Pennsylvania — 2.2%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/27	2,070	2,094,722
5.00%, 05/01/32	3,750	3,786,922
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/33	3,000	3,054,017
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/49	15,875	17,469,269
Commonwealth of Pennsylvania, GO, Series B, 4.00%, 08/15/40	7,980	8,015,693
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,535	1,535,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B-1, 5.25%, 11/01/43	7,000	7,591,018
Series B-1, 5.25%, 11/01/44	6,000	6,488,710
Series B-1, (AGC), 5.25%, 11/01/48	16,840	18,211,728
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	11,860	12,833,298
Pennsylvania Turnpike Commission, RB
Series C, 5.00%, 12/01/47	2,750	2,962,555
Sub-Series A, 5.50%, 12/01/46	40,000	41,273,468
Series A, Subordinate, 5.00%, 12/01/44	5,000	5,217,136
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	4,200	4,223,395
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	2,520	2,702,981
Philadelphia Authority for Industrial Development, RB, Series A, 5.25%, 07/01/49	10,365	11,271,840
Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia Gas Works Co., Refunding RB
Series A, 5.00%, 08/01/44	$2,000	$ 2,135,902
Series A, 5.25%, 08/01/49	6,700	7,209,271
		158,076,925
Puerto Rico — 0.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,388,842
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,159,166
Series A-1, Restructured, 4.00%, 07/01/35	8,168	8,000,937
Series A-1, Restructured, 4.00%, 07/01/37	25,180	24,420,938
		66,969,883
South Carolina — 3.6%
County of Dorchester South Carolina, SAB(b)
5.88%, 10/01/40	1,245	1,278,379
6.00%, 10/01/51	3,000	3,058,148
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	48,600	52,063,496
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	96,375	103,307,314
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	10,135	9,793,304
Series A, 5.25%, 11/01/41	8,965	9,992,498
Series A, 5.25%, 11/01/43	24,385	26,961,739
Series A, 5.50%, 11/01/46	1,000	1,115,385
Series A, 5.50%, 11/01/48	9,355	10,361,409
Series A, 5.50%, 11/01/49	22,605	25,017,193
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	3,005	3,046,583
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	9,600	10,428,586
		256,424,034
South Dakota — 0.0%
South Dakota State Building Authority, Refunding RB, Series C, 4.00%, 06/01/40	1,000	1,003,883
Tennessee — 1.6%
Cleveland Health & Educational Facilities Board, RB, Series A, 5.00%, 08/15/49	26,200	27,610,461
County of Knox Tennessee, GO
4.00%, 06/01/42	6,230	6,242,037
4.00%, 06/01/43	4,980	4,952,977
4.00%, 06/01/44	5,765	5,680,755
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	48,225	49,743,554
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	12,245	12,983,055
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	5,345	5,778,762
		112,991,601
Texas — 13.1%
Arlington Higher Education Finance Corp., RB(b)
7.88%, 11/01/62	9,425	9,769,234
Series A, 5.30%, 04/01/62	6,415	4,807,272

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Austin Independent School District, GO
5.00%, 08/01/48	$18,000	$ 18,613,010
(PSF), 5.00%, 08/01/49	10,000	10,755,956
(PSF), 5.25%, 08/01/49	12,395	13,612,610
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/43	11,035	11,965,052
Series B, 5.00%, 08/15/42	17,155	19,036,239
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB
4.00%, 10/01/40	4,535	4,536,048
Series C, 5.00%, 10/01/45	18,000	19,116,586
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	5,000	5,305,212
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	21,575	23,483,877
City of Midland Texas, Refunding GOL, Series B, 5.00%, 03/01/47	9,000	9,555,709
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	11,125,004
Series A, 5.25%, 02/01/41	25,625	28,420,121
Series A, 5.25%, 02/01/42	9,150	10,108,712
Series A, 5.25%, 02/01/49	13,440	14,644,850
Series B, 5.25%, 02/01/49	10,000	10,896,468
Series D, 5.00%, 02/01/44	10,000	10,850,403
Series D, 5.25%, 02/01/49	35,000	38,328,768
County of Harris Toll Road Revenue, Refunding RB, Series A, 1st Lien, 5.25%, 08/15/49	8,000	8,766,147
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	16,890	17,374,179
County of Harris Texas, Refunding GOL, Series A, 5.00%, 09/15/49	9,695	10,406,131
Dallas Fort Worth International Airport, Refunding ARB, 5.25%, 11/01/48	10,000	11,036,016
Dallas Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	25,560	27,052,179
Grand Parkway Transportation Corp., RB
Series A, 5.00%, 10/01/43	64,000	66,124,756
Series A, 5.00%, 10/01/48	7,300	7,495,555
Greater Texoma Utility Authority, RB, Series A, (BAM), 5.25%, 10/01/48	22,400	23,869,433
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,052
Lewisville Independent School District, GO, (PSF), 4.00%, 08/15/41	10,500	10,547,661
Lower Colorado River Authority, Refunding RB
5.00%, 05/15/44	5,050	5,134,998
5.25%, 05/15/48	32,005	34,548,349
(AGM), 5.50%, 05/15/48	17,850	19,465,311
(AGM), 5.00%, 05/15/49	16,260	17,267,647
5.00%, 05/15/50	10,310	10,599,075
Series A, 5.50%, 05/15/47	5,000	5,458,941
Midland Independent School District, GO, (PSF), 4.00%, 02/15/41	5,000	5,026,781
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 4.00%, 08/15/40	2,000	1,922,585
Series A, 6.75%, 10/01/52	580	558,567
Series B2, 4.50%, 10/01/26	2,970	2,945,034
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	20,000	21,619,530
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB (continued)
Series A, 5.00%, 01/01/43	$10,845	$ 11,170,997
Series B, 5.00%, 01/01/43	10,000	10,159,551
Northwest Independent School District, GO
(PSF), 5.00%, 02/15/49	12,500	13,310,409
Series A, (PSF), 5.00%, 02/15/49	26,625	28,318,468
Pflugerville Independent School District, GO, Series A, 5.00%, 02/15/41	7,225	7,834,187
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	24,945	26,677,805
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	12,500	13,539,351
Tarrant County Cultural Education Facilities Finance Corp., RB
5.50%, 11/15/47	11,905	13,078,788
Series B, 5.00%, 07/01/43	35,000	36,272,502
Series B, 5.00%, 07/01/48	12,560	12,875,735
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 02/15/41	25,900	26,275,800
Series A, 5.00%, 11/15/45	9,990	10,060,755
Series A, 5.00%, 02/15/47	8,650	8,771,810
Tarrant County Hospital District, GOL, 5.25%, 08/15/48	12,010	12,876,956
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	28,345	30,452,240
Series B, (GNMA), 6.00%, 03/01/53	11,365	12,245,611
Texas Municipal Gas Acquisition & Supply Corp., RB, 5.00%, 01/01/55(a)	40,525	43,051,910
Texas Water Development Board, RB
4.00%, 10/15/44	15,265	14,987,740
4.00%, 10/15/45	14,075	13,648,124
Series B, 4.00%, 10/15/43	11,720	11,585,800
		939,384,597
Utah — 1.1%
County of Utah, Refunding RB, 5.00%, 05/15/41	40,000	40,494,726
Intermountain Power Agency, RB
Series A, 5.00%, 07/01/45	3,155	3,396,030
Series A, 5.25%, 07/01/45	25,585	27,865,708
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(b)	4,930	4,731,296
Utah Charter School Finance Authority, Refunding RB, 5.25%, 06/15/37(b)	3,795	3,680,150
		80,167,910
Vermont — 0.1%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.00%, 12/01/30	1,760	1,693,048
Series A, 4.25%, 12/01/40	4,030	3,381,695
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,378	4,695,923
		9,770,666
Virginia — 2.6%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	693	610,671
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	2,460	2,704,932
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
University of Virginia, Refunding RB
Series A, 5.00%, 04/01/42	$24,825	$ 25,600,675
Series A, 5.00%, 04/01/47	9,630	9,887,701
Virginia Commonwealth Transportation Board, RB
4.00%, 05/15/41	10,000	10,002,213
5.00%, 05/15/42	5,000	5,457,258
Virginia Port Authority Commonwealth Port Fund, ARB, Series A, 5.25%, 07/01/48	33,800	36,846,985
Virginia Public Building Authority, ARB
Series A, 4.00%, 08/01/38	10,310	10,403,727
Series B, AMT, 4.00%, 08/01/36	8,830	8,867,204
Virginia Public Building Authority, RB
Series A, 4.00%, 08/01/40	21,495	21,701,208
Series A, 4.00%, 08/01/41	29,800	30,009,818
Series A-2, 4.00%, 08/01/38	24,000	24,512,790
		186,605,182
Washington — 1.2%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	47,930	48,826,633
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	24,000	25,491,436
State of Washington, GO
Series 2020A, 5.00%, 08/01/40	5,000	5,295,503
Series C, 5.00%, 02/01/42	2,020	2,164,386
Series F, 5.00%, 06/01/45	3,795	4,032,152
		85,810,110
Wisconsin — 0.6%
Milwaukee Metropolitan Sewerage District, GO, Series D, Sustainability Bonds, 4.00%, 10/01/40	5,680	5,753,324
Public Finance Authority, RB(b)
6.25%, 10/01/31(d)(e)	1,715	145,775
7.00%, 10/01/47(d)(e)	1,715	145,775
Series A, 7.00%, 07/01/33	6,580	6,554,253
Series A, 7.00%, 11/01/46(d)(e)	6,385	3,088,744
Series A, 5.63%, 06/15/49	11,960	11,508,212
Series A, 4.75%, 06/15/56	7,745	5,718,941
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	6,980	7,574,984
		40,490,008
Total Municipal Bonds — 92.2% (Cost: $6,616,626,407)		6,638,820,311
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
California — 0.6%
California State University, RB, Series A, 5.00%, 11/01/51	40,470	42,627,506
Security	Par (000)	Value
District of Columbia — 0.7%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	$50,585	$ 53,037,241
Massachusetts — 0.8%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	50,000	54,666,683
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.1% (Cost: $154,207,101)		150,331,430
Total Long-Term Investments — 94.3% (Cost: $6,770,833,508)		6,789,151,741

	Shares
Short-Term Securities
	Money Market Funds — 6.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.38%(h)(i)	442,237,885	442,282,109
	Total Short-Term Securities — 6.1% (Cost: $442,193,550)	442,282,109
	Total Investments — 100.4% (Cost: $7,213,027,058)	7,231,433,850
	Other Assets Less Liabilities — 0.6%	39,918,365
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.0)%	(71,222,277)
	Net Assets — 100.0%	$ 7,200,129,938

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock National Municipal Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 388,553,485	$ 53,728,624 (a)	$ —	$ —	$ —	$ 442,282,109	442,237,885	$ 7,744,709	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 6,638,820,311	$ —	$ 6,638,820,311
Municipal Bonds Transferred to Tender Option Bond Trusts	—	150,331,430	—	150,331,430
Short-Term Securities
Money Market Funds	442,282,109	—	—	442,282,109
	$442,282,109	$6,789,151,741	$—	$7,231,433,850
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $70,530,007 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
December 31, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 10.9%
Black Belt Energy Gas District, RB
Series A, 5.00%, 09/01/25	$150	$ 150,758
Series A, 5.00%, 09/01/26	250	254,006
Series A, 5.00%, 09/01/27	225	230,821
Series A, 5.00%, 09/01/28	260	268,850
Series A, 5.00%, 09/01/29	250	260,283
Series A, 5.00%, 09/01/30	350	366,253
Series A, 5.25%, 01/01/54(a)	2,000	2,125,583
Series C, 5.00%, 05/01/55(a)	5,000	5,274,276
Series C-1, 5.25%, 02/01/53(a)	3,570	3,744,187
Series D, 5.00%, 11/01/30	400	418,856
Series D, 5.00%, 11/01/31	2,825	2,974,587
Series F, 5.25%, 12/01/26	5,140	5,266,911
Black Belt Energy Gas District, Refunding RB, Series D2, 4.39%, 07/01/52(a)	2,650	2,677,312
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/29	1,250	1,333,561
Energy Southeast A Cooperative District, RB
Series B, 5.00%, 12/01/26	100	102,083
Series B, 5.00%, 06/01/27	115	117,982
Series B, 5.00%, 12/01/27	100	103,054
Series B, 5.00%, 06/01/28	240	248,367
Series B, 5.00%, 12/01/28	250	259,733
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54(a)	10,700	11,207,612
Series A-1, 5.00%, 12/01/26	1,000	1,018,357
Series B, 5.00%, 01/01/54(a)	10,000	10,497,170
		48,900,602
Arizona — 3.0%
Arizona Health Facilities Authority, RB(a)
Series B, 3.87%, 11/04/25(b)	195	194,452
Series B, 3.87%, 01/01/46	4,780	4,771,503
Chandler Industrial Development Authority, RB(a)
AMT, 4.00%, 06/01/49	3,300	3,272,919
Series 2, AMT, 5.00%, 09/01/52	2,925	2,979,086
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	1,475	1,581,676
Yuma Industrial Development Authority, Refunding RB, Series A, 5.00%, 08/01/31	550	602,604
		13,402,240
California — 2.1%
California Community Choice Financing Authority, RB
Sustainability Bonds, 4.99%, 12/01/53(a)	7,000	7,066,115
Series B, Sustainability Bonds, 5.00%, 12/01/29	1,000	1,055,464
Series B, Sustainability Bonds, 5.00%, 12/01/30	1,000	1,056,813
		9,178,392
Colorado(a) — 2.3%
Colorado Health Facilities Authority, RB
Series A, 5.00%, 11/15/59	4,900	5,297,536
Series B-2, 5.00%, 08/01/49	4,715	4,801,351
		10,098,887
Connecticut — 0.9%
State of Connecticut, GO, Series A, 4.61%, 03/01/25(a)	4,155	4,146,773
District of Columbia — 0.2%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.00%, 02/28/27	865	887,558
Security	Par (000)	Value
Florida — 2.1%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	$3,000	$ 3,022,635
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.00%, 09/01/26	500	512,274
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/29	1,255	1,322,205
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,410,312
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	410,544
Mid-Bay Bridge Authority, Refunding RB, Series C, 5.00%, 10/01/30	665	670,207
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 11/01/27	2,110	2,111,927
		9,460,104
Georgia — 5.0%
Gainesville & Hall County Hospital Authority, RB, 5.00%, 10/15/30	940	1,022,235
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 06/01/53(a)	5,000	5,240,770
Series B, 5.00%, 07/01/53(a)	10,045	10,554,019
Series E, 5.00%, 12/01/30	590	619,445
Series E, 5.00%, 12/01/31	4,640	4,883,518
		22,319,987
Guam — 0.6%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/25	2,500	2,524,485
Illinois — 2.2%
Chicago O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/31	2,100	2,227,061
City of Chicago Illinois, Refunding GO, Series A, 5.00%, 01/01/26	575	582,080
Illinois Finance Authority, Refunding RB, Series B, 4.32%, 05/01/42(a)	1,000	998,592
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	318,206
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	266,846
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	381,046
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	404,477
State of Illinois, GO
Series B, 5.00%, 05/01/25	2,000	2,008,957
Series D, 5.00%, 11/01/28	2,380	2,474,561
		9,661,826
Indiana(a) — 1.7%
City of Whiting Indiana, Refunding RB, AMT, 5.00%, 12/01/44	5,010	5,074,132
Indiana Finance Authority, Refunding RB, Series A, AMT, 4.20%, 05/01/28	2,650	2,631,717
		7,705,849
Kansas — 4.0%
City of Burlington Kansas, Refunding RB, Series A, VRDN, 4.43%, 01/07/25(a)(c)	18,000	18,000,000
Kentucky — 2.8%
Kentucky Public Energy Authority, Refunding RB
Series B, 5.00%, 02/01/28	575	592,915

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Energy Authority, Refunding RB (continued)
Series B, 5.00%, 02/01/29	$650	$ 674,531
Series B, 5.00%, 02/01/30	550	574,374
Series B, 5.00%, 02/01/31	1,445	1,520,351
Kentucky State Property & Building Commission, Refunding RB
Series B, 5.00%, 11/01/25	5,250	5,325,429
Series B, (SAP), 5.00%, 11/01/25	630	639,017
Louisville/Jefferson County Metropolitan Government, Refunding RB, 5.00%, 10/01/30	3,340	3,407,479
		12,734,096
Louisiana(a) — 7.8%
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/43(d)	10,000	10,059,532
Parish of St. James Louisiana, RB, Series A-1, VRDN, 3.92%, 01/07/25(c)	24,700	24,700,000
		34,759,532
Massachusetts — 0.9%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,000	1,018,562
Series B, AMT, 5.00%, 07/01/26	1,250	1,273,366
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/28	500	518,201
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C2, Sustainability Bonds, (HUD SECT 8), 4.00%, 12/01/27	1,250	1,262,876
		4,073,005
Michigan — 2.2%
Michigan Finance Authority, Refunding RB, 4.37%, 04/15/47(a)	3,150	3,133,148
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	640	633,032
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/29	6,015	6,171,121
		9,937,301
Minnesota — 0.3%
Hastings Independent School District No. 200, GO, CAB, Series A, 0.00%, 02/01/26(e)	220	212,836
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 5.00%, 07/01/28	500	503,119
Minnesota Housing Finance Agency, RB, Series E, 0.70%, 01/01/25	800	800,000
		1,515,955
Missouri — 1.0%
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/30	4,200	4,373,926
Nevada(a) — 2.4%
County of Washoe Nevada, Refunding RB
Series B, 3.63%, 03/01/36	3,725	3,724,407
Series C3, 4.13%, 03/01/36	2,000	1,990,686
Series F, 4.13%, 03/01/36	5,015	5,061,741
		10,776,834
New Jersey — 7.0%
Jersey City Municipal Utilities Authority, RB, Series A, 5.00%, 05/01/25	2,350	2,358,845
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB
5.00%, 06/15/29	$1,000	$ 1,072,379
5.00%, 11/01/29	1,050	1,131,900
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	10,955,152
Series RRR, 5.00%, 03/01/28	6,000	6,341,398
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series B, Sustainability Bonds, (HUD SECT 8), 3.50%, 05/01/29	3,120	3,095,234
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(b)	1,425	1,534,747
Series BB, 5.00%, 06/15/29	1,570	1,670,262
New Jersey Transportation Trust Fund Authority, Refunding RB, Series AA, 5.00%, 06/15/25	1,875	1,888,812
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/30	1,330	1,390,051
		31,438,780
New Mexico(a) — 1.4%
City of Farmington New Mexico, Refunding RB, Series C, 3.88%, 06/01/40	5,000	5,047,726
New Mexico Mortgage Finance Authority, RB, M/F Housing, (HUD SECT 8), 5.00%, 02/01/42	1,030	1,033,496
		6,081,222
New York — 7.5%
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/25	200	201,663
Metropolitan Transportation Authority, Refunding RB, Series D, 5.00%, 11/15/27	4,630	4,767,578
New York City Housing Development Corp., RB, M/F Housing(a)
Seires A-2, Sustainability Bonds, 3.70%, 05/01/63	5,000	5,006,740
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	1,003,502
New York State Housing Finance Agency, RB, M/F Housing, Series A-2, Sustainability Bonds, 3.45%, 06/15/54(a)	4,000	3,952,270
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/30	995	995,327
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	3,750	3,720,003
New York Transportation Development Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/25	1,010	1,018,546
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,039,991
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing, AMT, Sustainability Bonds, 0.88%, 04/01/25	1,710	1,692,474
Suffolk Tobacco Asset Securitization Corp., Refunding RB
5.00%, 06/01/30	475	509,995
5.00%, 06/01/31	975	1,054,561
Triborough Bridge & Tunnel Authority, Refunding RB, Series E2A, Sustainability Bonds, 4.04%, 04/01/26(a)	7,500	7,498,675
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/30	1,000	1,077,783
		33,539,108
Schedule of Investments

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 1.3%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB, AMT, 3.75%, 12/01/27(a)	$5,000	$ 4,992,333
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.38%, 07/01/48(a)	655	652,924
North Carolina Turnpike Authority, Refunding RB, Senior Lien, 5.00%, 01/01/30	250	262,314
		5,907,571
Ohio — 2.3%
Ohio Air Quality Development Authority, Refunding RB
4.00%, 09/01/30(a)	4,120	4,147,315
Series A, AMT, 3.75%, 01/01/29	3,000	2,946,589
Series A, AMT, 4.25%, 11/01/39(a)	3,385	3,408,902
		10,502,806
Oklahoma — 0.1%
Oklahoma Housing Finance Agency, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 3.55%, 03/01/30	465	461,524
Oregon — 1.4%
Oregon State Facilities Authority, Refunding RB, Series B, 5.00%, 06/01/30	2,475	2,657,544
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(d)	1,520	1,531,971
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	1,580	1,667,384
State of Oregon Housing & Community Services Department, Refunding RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/31	380	378,314
		6,235,213
Pennsylvania — 3.6%
Allegheny County Hospital Development Authority, RB, Series D2, 4.20%, 11/15/26(a)	3,850	3,840,814
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,043,555
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/28	1,850	1,944,319
Pennsylvania Economic Development Financing Authority, RB(a)
AMT, 4.25%, 08/01/45	2,290	2,287,380
Series B-1, AMT, 3.85%, 04/01/49	2,500	2,498,422
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	1,998,246
School District of Philadelphia, GOL, Series A, (SAW), 5.00%, 09/01/29	1,350	1,460,097
State Public School Building Authority, Refunding RB, Series B, (AGM SAW), 5.00%, 06/01/29	740	798,332
		15,871,165
South Carolina — 0.5%
South Carolina Public Service Authority, RB
Series A, 5.00%, 12/01/29	525	567,073
Series A, 5.00%, 12/01/30	635	693,402
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/28	1,000	1,005,390
		2,265,865
Security	Par (000)	Value
Tennessee — 0.6%
Johnson City Health & Educational Facilities Board, Refunding RB, Series A, 5.00%, 07/01/25	$1,000	$ 1,005,301
Tennessee Housing Development Agency, Refunding RB, S/F Housing, 3.50%, 01/01/56(a)	1,750	1,744,741
		2,750,042
Texas — 9.6%
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.00%, 08/01/29	550	575,092
Series A, AMT, 1st Lien, 5.00%, 08/01/30	800	839,460
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	1,000	1,015,100
Goose Creek Consolidated Independent School District, GO, (PSF), 2.00%, 02/15/25	1,085	1,083,067
Harris County Cultural Education Facilities Finance Corp., Refunding RB(a)
Class B, 5.00%, 06/01/50	1,500	1,585,753
Class C, 5.00%, 07/01/54	5,000	5,335,110
Matagorda County Navigation District No. 1, Refunding RB
Series B-1, 4.00%, 06/01/30	1,200	1,200,007
Series B-2, 4.00%, 06/01/30	1,825	1,821,481
AMT, 4.25%, 05/01/30	1,145	1,155,169
North Texas Tollway Authority, Refunding RB
(AGC), 0.00%, 01/01/31(e)	2,025	1,634,165
Series A, 5.00%, 01/01/27	6,000	6,214,534
Port Authority of Houston of Harris County Texas, Refunding GO, Series A, AMT, 5.00%, 10/01/27	1,020	1,068,067
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 10/01/28	430	452,803
5.00%, 10/01/29	450	478,765
5.00%, 10/01/30	950	1,019,377
Series B, 5.00%, 07/01/25	1,125	1,133,262
Series B, 5.00%, 07/01/27	555	579,586
Series B, 5.00%, 07/01/30	3,925	4,276,452
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/28	5,130	5,333,010
5.00%, 12/15/29	3,785	3,960,449
Texas Municipal Gas Acquisition and Supply Corp. II, RB, Series C, 3.74%, 09/15/27(a)	1,995	1,979,763
		42,740,472
Virginia — 0.3%
Louisa Industrial Development Authority, RB, Series C, 3.80%, 11/01/35(a)	1,125	1,138,385
Washington — 1.8%
State of Washington, GO, Series A, 0.00%, 12/01/28(e)	1,000	886,019
Washington Health Care Facilities Authority, Refunding RB
Series B, 5.00%, 08/15/25	990	997,798
Series B, 5.00%, 08/01/49(a)	2,255	2,258,333
Series B-3, 5.00%, 08/01/49(a)	3,730	3,799,635
		7,941,785
Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(d)	1,000	1,012,060
Total Long-Term Investments — 90.0% (Cost: $399,213,293)		402,343,350

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
December 31, 2024
BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Short-Term Securities
Commercial Paper — 6.7%
Board of Regents of the University of Texas System, Refunding RB, 3.15%, 01/14/25	$5,000	$ 4,999,851
El Paso Water & Sewer Revenue, 3.25%, 03/06/25 - 03/13/25	10,000	9,999,900
The Metropolitan Government of Nashville and Davidson County, GO
3.40%, 01/15/25	5,000	4,999,665
3.30%, 02/05/25	10,000	9,999,924
		29,999,340

	Shares
Money Market Funds — 2.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.38%(f)(g)	12,616,821	12,618,083
Total Short-Term Securities — 9.5% (Cost: $42,618,083)		42,617,423
Total Investments — 99.5% (Cost: $441,831,376)		444,960,773
Other Assets Less Liabilities — 0.5%		2,351,515
Net Assets — 100.0%		$ 447,312,288

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 84,866	$ 12,533,217 (a)	$ —	$ —	$ —	$ 12,618,083	12,616,821	$ 92,709	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 402,343,350	$ —	$ 402,343,350
Short-Term Securities
Commercial Paper	—	29,999,340	—	29,999,340
Money Market Funds	12,618,083	—	—	12,618,083
	$12,618,083	$432,342,690	$—	$444,960,773
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
December 31, 2024

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 1,196,292,607	$ 6,789,151,741	$ 432,342,690
Investments, at value — affiliated(b)	21,671,432	442,282,109	12,618,083
Cash	3,750	—	—
Receivables:
Investments sold	—	2,005,742	—
Capital shares sold	1,590,676	22,165,114	1,895,930
Dividends — unaffiliated	—	—	108,447
Dividends — affiliated	65,466	1,346,217	25,121
Interest — unaffiliated	12,461,721	86,128,761	3,494,814
Unrealized appreciation on unfunded commitments	4,399,978	—	—
Prepaid expenses	487,657	185,380	57,650
Total assets	1,236,973,287	7,343,265,064	450,542,735
ACCRUED LIABILITIES
Bank overdraft	—	266,875	—
Payables:
Investments purchased	—	22,112,377	—
Accounting services fees	68,164	311,732	41,223
Capital shares redeemed	8,481,717	41,697,681	2,468,544
Custodian fees	6,430	40,988	2,970
Income dividend distributions	706,257	3,847,801	502,087
Interest expense and fees	455,386	692,270	—
Investment advisory fees	420,104	2,278,358	91,468
Directors’ and Officer’s fees	12,701	246,070	658
Other accrued expenses	46,755	62,293	26,237
Professional fees	13,604	27,409	25,073
Service and distribution fees	129,601	456,126	42,996
Transfer agent fees	116,703	565,139	29,191
Total accrued liabilities	10,457,422	72,605,119	3,230,447
OTHER LIABILITIES
TOB Trust Certificates	60,639,997	70,530,007	—
Total liabilities	71,097,419	143,135,126	3,230,447
Commitments and contingent liabilities
NET ASSETS	$ 1,165,875,868	$ 7,200,129,938	$ 447,312,288
NET ASSETS CONSIST OF
Paid-in capital	$ 1,277,031,658	$ 8,140,232,904	$ 470,041,143
Accumulated loss	(111,155,790)	(940,102,966)	(22,728,855)
NET ASSETS	$ 1,165,875,868	$ 7,200,129,938	$ 447,312,288
(a) Investments, at cost—unaffiliated	$1,213,008,634	$6,770,833,508	$429,213,293
(b) Investments, at cost—affiliated	$21,671,432	$442,193,550	$12,618,083

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
December 31, 2024

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
NET ASSET VALUE
Institutional
Net assets	$ 630,137,444	$ 3,863,644,157	$ 208,771,864
Shares outstanding	59,731,306	384,500,023	21,206,015
Net asset value	$ 10.55	$ 10.05	$ 9.84
Shares authorized	Unlimited	800 Million	150 Million
Par value	$0.10	$0.10	$0.10
Service
Net assets	N/A	$ 632,729	N/A
Shares outstanding	N/A	63,010	N/A
Net asset value	N/A	$ 10.04	N/A
Shares authorized	N/A	375 Million	N/A
Par value	N/A	$0.10	N/A
Investor A
Net assets	$ 439,813,997	$ 1,946,199,306	$ 193,036,477
Shares outstanding	41,663,249	193,546,644	19,593,119
Net asset value	$ 10.56	$ 10.06	$ 9.85
Shares authorized	Unlimited	800 Million	150 Million
Par value	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 56,622,330	N/A	$ 8,383,226
Shares outstanding	5,364,219	N/A	850,712
Net asset value	$ 10.56	N/A	$ 9.85
Shares authorized	Unlimited	N/A	150 Million
Par value	$0.10	N/A	$0.10
Investor C
Net assets	$ 30,423,479	$ 38,754,306	$ 3,005,904
Shares outstanding	2,883,048	3,853,545	315,637
Net asset value	$ 10.55	$ 10.06	$ 9.52
Shares authorized	Unlimited	375 Million	150 Million
Par value	$0.10	$0.10	$0.10
Class K
Net assets	$ 8,878,618	$ 1,350,899,440	$ 34,114,817
Shares outstanding	841,797	134,383,170	3,464,751
Net asset value	$ 10.55	$ 10.05	$ 9.85
Shares authorized	Unlimited	1.35 Billion	150 Million
Par value	$0.10	$0.10	$0.10
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended December 31, 2024

	BlackRock New York Municipal Opportunities Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
INVESTMENT INCOME
Dividends — affiliated	$408,743	$7,744,709	$92,709
Interest — unaffiliated	24,706,015	138,663,863	8,476,516
Total investment income	25,114,758	146,408,572	8,569,225
EXPENSES
Investment advisory	2,832,708	14,407,817	673,676
Service and distribution — class specific	786,312	2,804,900	259,019
Transfer agent — class specific	423,761	2,605,256	165,606
Accounting services	82,069	315,708	43,547
Professional	53,090	58,924	36,398
Registration	42,933	113,597	50,375
Printing and postage	30,003	28,588	15,597
Directors and Officer	10,942	66,997	4,637
Custodian	6,680	40,081	3,297
Miscellaneous	21,263	72,832	14,064
Total expenses excluding interest expense	4,289,761	20,514,700	1,266,216
Interest expense and fees — unaffiliated(a)	1,147,154	1,331,544	—
Total expenses	5,436,915	21,846,244	1,266,216
Less:
Fees waived and/or reimbursed by the Manager	(337,002)	(920,852)	(130,593)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(121,431)	(1,085,614)	(68,725)
Total expenses after fees waived and/or reimbursed	4,978,482	19,839,778	1,066,898
Net investment income	20,136,276	126,568,794	7,502,327
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	104,848	(14,251,651)	(752,509)
Futures contracts	483,613	—	—
	588,461	(14,251,651)	(752,509)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(10,290,475)	(22,183,035)	1,193,544
Futures contracts	(168,958)	—	—
Unfunded commitments	(2,954,544)	—	—
	(13,413,977)	(22,183,035)	1,193,544
Net realized and unrealized gain (loss)	(12,825,516)	(36,434,686)	441,035
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,310,760	$90,134,108	$7,943,362
(a) Related to TOB Trusts.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock New York Municipal Opportunities Fund		BlackRock National Municipal Fund
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$20,136,276	$38,827,449	$126,568,794	$293,142,231
Net realized gain (loss)	588,461	(10,585,129)	(14,251,651)	(173,390,000)
Net change in unrealized appreciation (depreciation)	(13,413,977)	39,227,860	(22,183,035)	171,686,256
Net increase in net assets resulting from operations	7,310,760	67,470,180	90,134,108	291,438,487
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,940,586)	(19,659,948)	(68,560,259)	(130,085,036)
Service	—	—	(10,842)	(29,441)
Investor A	(7,387,004)	(14,900,011)	(33,224,142)	(69,871,437)
Investor A1	(1,012,747)	(2,067,642)	—	—
Investor C	(401,590)	(927,270)	(524,715)	(1,259,326)
Class K	(164,180)	(288,766)	(24,408,153)	(89,195,679)
Decrease in net assets resulting from distributions to shareholders	(19,906,107)	(37,843,637)	(126,728,111)	(290,440,919)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(19,353,959)	(105,804,189)	(183,610,084)	(2,502,014,385)
NET ASSETS
Total decrease in net assets	(31,949,306)	(76,177,646)	(220,204,087)	(2,501,016,817)
Beginning of period	1,197,825,174	1,274,002,820	7,420,334,025	9,921,350,842
End of period	$1,165,875,868	$1,197,825,174	$7,200,129,938	$7,420,334,025

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Short-Term Municipal Fund
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,502,327	$16,727,781
Net realized loss	(752,509)	(3,740,780)
Net change in unrealized appreciation (depreciation)	1,193,544	7,845,578
Net increase in net assets resulting from operations	7,943,362	20,832,579
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,756,435)	(8,799,656)
Investor A	(3,006,640)	(6,174,204)
Investor A1	(143,741)	(297,368)
Investor C	(37,830)	(92,999)
Class K	(583,724)	(1,263,544)
Decrease in net assets resulting from distributions to shareholders	(7,528,370)	(16,627,771)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(23,520,651)	(139,130,692)
NET ASSETS
Total decrease in net assets	(23,105,659)	(134,925,884)
Beginning of period	470,417,947	605,343,831
End of period	$447,312,288	$470,417,947

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund
	Institutional
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.66	$10.38	$10.36	$11.59	$10.83	$11.38
Net investment income(a)	0.19	0.35	0.32	0.28	0.28	0.28
Net realized and unrealized gain (loss)	(0.12)	0.27	0.01	(1.23)	0.76	(0.55)
Net increase (decrease) from investment operations	0.07	0.62	0.33	(0.95)	1.04	(0.27)
Distributions from net investment income(b)	(0.18)	(0.34)	(0.31)	(0.28)	(0.28)	(0.28)
Net asset value, end of period	$10.55	$10.66	$10.38	$10.36	$11.59	$10.83
Total Return(c)
Based on net asset value	0.67%(d)	6.14%	3.27%(e)	(8.35)%	9.71%	(2.41)%
Ratios to Average Net Assets(f)
Total expenses	0.77%(g)	0.80%	0.81%	0.62%	0.61%	0.63%
Total expenses after fees waived and/or reimbursed	0.69%(g)	0.71%	0.71%	0.56%	0.54%	0.58%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(h)	0.50%(g)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.43%(g)	3.36%	3.06%	2.49%	2.49%	2.52%
Supplemental Data
Net assets, end of period (000)	$630,137	$616,001	$617,182	$646,500	$706,229	$702,632
Borrowings outstanding, end of period (000)	$60,640	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	10%	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.67	$10.39	$10.36	$11.59	$10.84	$11.39
Net investment income(a)	0.17	0.32	0.29	0.25	0.25	0.25
Net realized and unrealized gain (loss)	(0.11)	0.28	0.03	(1.23)	0.75	(0.55)
Net increase (decrease) from investment operations	0.06	0.60	0.32	(0.98)	1.00	(0.30)
Distributions from net investment income(b)	(0.17)	(0.32)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$10.56	$10.67	$10.39	$10.36	$11.59	$10.84
Total Return(c)
Based on net asset value	0.54%(d)	5.87%	3.11%(e)	(8.58)%	9.34%	(2.65)%
Ratios to Average Net Assets(f)
Total expenses	1.00%(g)	1.03%	1.05%	0.86%	0.85%	0.88%(h)
Total expenses after fees waived and/or reimbursed	0.94%(g)	0.96%	0.96%	0.81%	0.79%	0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.75%(g)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.18%(g)	3.11%	2.81%	2.24%	2.24%	2.27%
Supplemental Data
Net assets, end of period (000)	$439,814	$474,422	$533,682	$585,695	$697,842	$756,236
Borrowings outstanding, end of period (000)	$60,640	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	10%	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor A1
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.67	$10.39	$10.36	$11.59	$10.84	$11.38
Net investment income(a)	0.18	0.34	0.31	0.27	0.27	0.27
Net realized and unrealized gain (loss)	(0.11)	0.27	0.02	(1.23)	0.75	(0.54)
Net increase (decrease) from investment operations	0.07	0.61	0.33	(0.96)	1.02	(0.27)
Distributions from net investment income(b)	(0.18)	(0.33)	(0.30)	(0.27)	(0.27)	(0.27)
Net asset value, end of period	$10.56	$10.67	$10.39	$10.36	$11.59	$10.84
Total Return(c)
Based on net asset value	0.62%(d)	6.03%	3.27%(e)	(8.44)%	9.50%	(2.42)%
Ratios to Average Net Assets(f)
Total expenses	0.85%(g)	0.87%	0.90%	0.71%	0.70%	0.73%(h)
Total expenses after fees waived and/or reimbursed	0.79%(g)	0.81%	0.81%	0.66%	0.64%	0.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.60%(g)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.33%(g)	3.26%	2.96%	2.39%	2.39%	2.42%
Supplemental Data
Net assets, end of period (000)	$56,622	$62,655	$67,802	$74,808	$89,501	$91,458
Borrowings outstanding, end of period (000)	$60,640	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	10%	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Investor C
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.66	$10.38	$10.36	$11.59	$10.83	$11.38
Net investment income(a)	0.13	0.25	0.21	0.17	0.17	0.17
Net realized and unrealized gain (loss)	(0.11)	0.27	0.02	(1.23)	0.76	(0.55)
Net increase (decrease) from investment operations	0.02	0.52	0.23	(1.06)	0.93	(0.38)
Distributions from net investment income(b)	(0.13)	(0.24)	(0.21)	(0.17)	(0.17)	(0.17)
Net asset value, end of period	$10.55	$10.66	$10.38	$10.36	$11.59	$10.83
Total Return(c)
Based on net asset value	0.16%(d)	5.08%	2.24%(e)	(9.27)%	8.62%	(3.38)%
Ratios to Average Net Assets(f)
Total expenses	1.76%(g)	1.79%	1.81%	1.62%	1.62%	1.64%
Total expenses after fees waived and/or reimbursed	1.69%(g)	1.71%	1.71%	1.56%	1.54%	1.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(h)	1.50%(g)	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.44%(g)	2.35%	2.06%	1.48%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000)	$30,423	$35,098	$47,957	$62,566	$87,465	$111,588
Borrowings outstanding, end of period (000)	$60,640	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	10%	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New York Municipal Opportunities Fund (continued)
	Class K
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.66	$10.38	$10.36	$11.58	$10.83	$11.38
Net investment income(a)	0.19	0.36	0.32	0.29	0.28	0.29
Net realized and unrealized gain (loss)	(0.12)	0.27	0.02	(1.23)	0.75	(0.55)
Net increase (decrease) from investment operations	0.07	0.63	0.34	(0.94)	1.03	(0.26)
Distributions from net investment income(b)	(0.18)	(0.35)	(0.32)	(0.28)	(0.28)	(0.29)
Net asset value, end of period	$10.55	$10.66	$10.38	$10.36	$11.58	$10.83
Total Return(c)
Based on net asset value	0.69%(d)	6.19%	3.33%	(8.23)%	9.67%	(2.36)%
Ratios to Average Net Assets(e)
Total expenses	0.70%(f)	0.72%	0.76%	0.57%	0.57%	0.59%
Total expenses after fees waived and/or reimbursed	0.64%(f)	0.66%	0.66%	0.51%	0.49%	0.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.45%(f)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.48%(f)	3.41%	3.12%	2.55%	2.53%	2.54%
Supplemental Data
Net assets, end of period (000)	$8,879	$9,649	$7,380	$5,139	$5,202	$4,097
Borrowings outstanding, end of period (000)	$60,640	$60,640	$69,968	$119,892	$104,930	$94,386
Portfolio turnover rate	10%	31%	38%	32%	15%	43%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund
	Institutional
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.10	$10.08	$10.08	$11.47	$11.07	$11.06
Net investment income(a)	0.18	0.34	0.32	0.22	0.21	0.26
Net realized and unrealized gain (loss)	(0.05)	0.02	—	(1.34)	0.40	0.02
Net increase (decrease) from investment operations	0.13	0.36	0.32	(1.12)	0.61	0.28
Distributions(b)
From net investment income	(0.18)	(0.34)	(0.32)	(0.22)	(0.21)	(0.26)
From net realized gain	—	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.18)	(0.34)	(0.32)	(0.27)	(0.21)	(0.27)
Net asset value, end of period	$10.05	$10.10	$10.08	$10.08	$11.47	$11.07
Total Return(d)
Based on net asset value	1.25%(e)	3.62%(f)	3.27%(f)	(9.89)%	5.59%	2.62%
Ratios to Average Net Assets(g)
Total expenses	0.53%(h)	0.56%	0.61%	0.49%	0.49%	0.53%
Total expenses after fees waived and/or reimbursed	0.47%(h)	0.50%	0.55%	0.44%	0.44%	0.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.43%(h)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	3.46%(h)	3.37%	3.21%	2.00%	1.89%	2.39%
Supplemental Data
Net assets, end of period (000)	$3,863,644	$3,872,637	$4,030,551	$4,410,891	$5,801,296	$4,650,471
Borrowings outstanding, end of period (000)	$70,530	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	34%	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Service
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.09	$10.07	$10.07	$11.46	$11.07	$11.06
Net investment income(a)	0.16	0.31	0.30	0.20	0.19	0.25
Net realized and unrealized gain (loss)	(0.05)	0.02	—	(1.34)	0.39	0.01
Net increase (decrease) from investment operations	0.11	0.33	0.30	(1.14)	0.58	0.26
Distributions(b)
From net investment income	(0.16)	(0.31)	(0.30)	(0.20)	(0.19)	(0.24)
From net realized gain	—	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.16)	(0.31)	(0.30)	(0.25)	(0.19)	(0.25)
Net asset value, end of period	$10.04	$10.09	$10.07	$10.07	$11.46	$11.07
Total Return(d)
Based on net asset value	1.12%(e)	3.36%(f)	3.01%	(10.11)%	5.24%	2.37%
Ratios to Average Net Assets(g)
Total expenses	0.80%(h)	0.82%	0.84%	0.70%	0.71%	0.74%
Total expenses after fees waived and/or reimbursed	0.72%(h)	0.75%	0.80%	0.68%	0.68%	0.71%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.68%(h)	0.68%	0.68%	0.67%	0.67%	0.67%
Net investment income	3.20%(h)	3.10%	2.94%	1.77%	1.65%	2.25%
Supplemental Data
Net assets, end of period (000)	$633	$726	$1,348	$2,889	$3,564	$3,494
Borrowings outstanding, end of period (000)	$70,530	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	34%	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor A
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.11	$10.08	$10.08	$11.47	$11.08	$11.07
Net investment income(a)	0.16	0.31	0.30	0.19	0.19	0.24
Net realized and unrealized gain (loss)	(0.05)	0.03	—	(1.34)	0.39	0.02
Net increase (decrease) from investment operations	0.11	0.34	0.30	(1.15)	0.58	0.26
Distributions(b)
From net investment income	(0.16)	(0.31)	(0.30)	(0.19)	(0.19)	(0.24)
From net realized gain	—	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.16)	(0.31)	(0.30)	(0.24)	(0.19)	(0.25)
Net asset value, end of period	$10.06	$10.11	$10.08	$10.08	$11.47	$11.08
Total Return(d)
Based on net asset value	1.12%(e)	3.46%(f)	3.01%	(10.11)%	5.23%	2.36%
Ratios to Average Net Assets(g)
Total expenses	0.77%(h)	0.80%	0.85%	0.75%	0.75%	0.80%
Total expenses after fees waived and/or reimbursed	0.72%(h)	0.75%	0.80%	0.69%	0.69%	0.72%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.68%(h)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.20%(h)	3.12%	2.96%	1.74%	1.64%	2.13%
Supplemental Data
Net assets, end of period (000)	$1,946,199	$2,119,532	$2,415,682	$2,976,747	$4,427,191	$3,978,736
Borrowings outstanding, end of period (000)	$70,530	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	34%	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Investor C
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.11	$10.09	$10.09	$11.48	$11.08	$11.07
Net investment income(a)	0.13	0.24	0.22	0.11	0.10	0.15
Net realized and unrealized gain (loss)	(0.05)	0.02	—	(1.34)	0.40	0.02
Net increase (decrease) from investment operations	0.08	0.26	0.22	(1.23)	0.50	0.17
Distributions(b)
From net investment income	(0.13)	(0.24)	(0.22)	(0.11)	(0.10)	(0.15)
From net realized gain	—	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.13)	(0.24)	(0.22)	(0.16)	(0.10)	(0.16)
Net asset value, end of period	$10.06	$10.11	$10.09	$10.09	$11.48	$11.08
Total Return(d)
Based on net asset value	0.74%(e)	2.59%(f)	2.24%	(10.77)%	4.53%	1.60%
Ratios to Average Net Assets(g)
Total expenses	1.52%(h)	1.55%	1.61%	1.48%	1.48%	1.51%
Total expenses after fees waived and/or reimbursed	1.47%(h)	1.50%	1.55%	1.44%	1.44%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	1.43%(h)	1.43%	1.43%	1.43%	1.43%	1.43%
Net investment income	2.45%(h)	2.36%	2.21%	0.99%	0.90%	1.39%
Supplemental Data
Net assets, end of period (000)	$38,754	$44,991	$64,495	$87,530	$129,601	$232,884
Borrowings outstanding, end of period (000)	$70,530	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	34%	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock National Municipal Fund (continued)
	Class K
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$10.10	$10.08	$10.08	$11.47	$11.08	$11.07
Net investment income(a)	0.18	0.34	0.33	0.23	0.22	0.27
Net realized and unrealized gain (loss)	(0.05)	0.02	—	(1.34)	0.39	0.02
Net increase (decrease) from investment operations	0.13	0.36	0.33	(1.11)	0.61	0.29
Distributions(b)
From net investment income	(0.18)	(0.34)	(0.33)	(0.23)	(0.22)	(0.27)
From net realized gain	—	—	(0.00)(c)	(0.05)	—	(0.01)
Total distributions	(0.18)	(0.34)	(0.33)	(0.28)	(0.22)	(0.28)
Net asset value, end of period	$10.05	$10.10	$10.08	$10.08	$11.47	$11.08
Total Return(d)
Based on net asset value	1.27%(e)	3.67%(f)	3.32%(f)	(9.84)%	5.54%	2.67%
Ratios to Average Net Assets(g)
Total expenses	0.45%(h)	0.48%	0.53%	0.41%	0.42%	0.46%
Total expenses after fees waived and/or reimbursed	0.42%(h)	0.45%	0.50%	0.39%	0.39%	0.42%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(i)	0.38%(h)	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.51%(h)	3.40%	3.26%	2.06%	1.94%	2.43%
Supplemental Data
Net assets, end of period (000)	$1,350,899	$1,382,448	$3,409,276	$3,727,694	$4,831,923	$4,524,990
Borrowings outstanding, end of period (000)	$70,530	$70,530	$207,520	$343,430	$126,900	$126,900
Portfolio turnover rate	34%	58%	63%	74%	42%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund
	Institutional
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$9.84	$9.76	$9.80	$10.17	$10.15	$10.15
Net investment income(a)	0.17	0.32	0.20	0.06	0.07	0.15
Net realized and unrealized gain (loss)	—	0.08	(0.03)	(0.37)	0.02	—
Net increase (decrease) from investment operations	0.17	0.40	0.17	(0.31)	0.09	0.15
Distributions from net investment income(b)	(0.17)	(0.32)	(0.21)	(0.06)	(0.07)	(0.15)
Net asset value, end of period	$9.84	$9.84	$9.76	$9.80	$10.17	$10.15
Total Return(c)
Based on net asset value	1.71%(d)	4.13%	1.72%	(3.06)%	0.90%	1.47%
Ratios to Average Net Assets(e)
Total expenses	0.48%(f)	0.48%	0.46%	0.44%	0.44%	0.46%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	3.42%(f)	3.22%	2.09%	0.59%	0.70%	1.46%
Supplemental Data
Net assets, end of period (000)	$208,772	$231,142	$316,270	$499,800	$502,164	$418,338
Portfolio turnover rate	34%	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Investor A
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$9.85	$9.77	$9.81	$10.18	$10.16	$10.15
Net investment income(a)	0.16	0.29	0.18	0.03	0.05	0.12
Net realized and unrealized gain (loss)	—	0.08	(0.04)	(0.36)	0.02	0.01
Net increase (decrease) from investment operations	0.16	0.37	0.14	(0.33)	0.07	0.13
Distributions from net investment income(b)	(0.16)	(0.29)	(0.18)	(0.04)	(0.05)	(0.12)
Net asset value, end of period	$9.85	$9.85	$9.77	$9.81	$10.18	$10.16
Total Return(c)
Based on net asset value	1.59%(d)	3.88%	1.48%	(3.28)%	0.66%	1.32%
Ratios to Average Net Assets(e)
Total expenses	0.66%(f)	0.65%	0.65%	0.63%	0.64%	0.65%
Total expenses after fees waived and/or reimbursed	0.60%(f)	0.60%	0.59%	0.59%	0.59%	0.60%
Net investment income	3.13%(f)	2.99%	1.86%	0.34%	0.45%	1.19%
Supplemental Data
Net assets, end of period (000)	$193,036	$190,479	$227,368	$256,950	$287,551	$199,842
Portfolio turnover rate	34%	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Investor A1
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$9.85	$9.77	$9.81	$10.18	$10.16	$10.16
Net investment income(a)	0.16	0.31	0.19	0.04	0.06	0.13
Net realized and unrealized gain (loss)	—	0.08	(0.03)	(0.36)	0.02	0.01
Net increase (decrease) from investment operations	0.16	0.39	0.16	(0.32)	0.08	0.14
Distributions from net investment income(b)	(0.16)	(0.31)	(0.20)	(0.05)	(0.06)	(0.14)
Net asset value, end of period	$9.85	$9.85	$9.77	$9.81	$10.18	$10.16
Total Return(c)
Based on net asset value	1.66%(d)	4.03%	1.61%	(3.15)%	0.80%	1.37%
Ratios to Average Net Assets(e)
Total expenses	0.53%(f)	0.53%	0.53%	0.51%	0.51%	0.51%
Total expenses after fees waived and/or reimbursed	0.46%(f)	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	3.18%(f)	3.13%	1.95%	0.44%	0.57%	1.33%
Supplemental Data
Net assets, end of period (000)	$8,383	$8,778	$10,266	$11,876	$12,930	$14,172
Portfolio turnover rate	34%	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Investor C
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$9.52	$9.45	$9.48	$9.88	$9.89	$9.89
Net investment income (loss)(a)	0.07	0.21	0.08	(0.07)	(0.05)	0.03
Net realized and unrealized gain (loss)	0.04	0.07	(0.01)	(0.33)	0.04	0.02
Net increase (decrease) from investment operations	0.11	0.28	0.07	(0.40)	(0.01)	0.05
Distributions from net investment income(b)	(0.11)	(0.21)	(0.10)	—	—	(0.05)
Net asset value, end of period	$9.52	$9.52	$9.45	$9.48	$9.88	$9.89
Total Return(c)
Based on net asset value	1.20%(d)	3.01%	0.80%	(4.05)%	(0.10)%	0.46%
Ratios to Average Net Assets(e)
Total expenses	1.47%(f)	1.47%	1.44%	1.42%	1.43%	1.43%
Total expenses after fees waived and/or reimbursed	1.36%(f)	1.36%	1.36%	1.36%	1.36%	1.36%
Net investment income (loss)	1.41%(f)	2.21%	0.88%	(0.76)%	(0.53)%	0.34%
Supplemental Data
Net assets, end of period (000)	$3,006	$3,429	$5,411	$4,576	$5,123	$10,373
Portfolio turnover rate	34%	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Short-Term Municipal Fund (continued)
	Class K
	Six Months Ended 12/31/24 (unaudited)	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of period	$9.84	$9.77	$9.80	$10.17	$10.15	$10.15
Net investment income(a)	0.16	0.32	0.20	0.06	0.06	0.12
Net realized and unrealized gain (loss)	0.02	0.07	(0.02)	(0.37)	0.04	0.03
Net increase (decrease) from investment operations	0.18	0.39	0.18	(0.31)	0.10	0.15
Distributions from net investment income(b)	(0.17)	(0.32)	(0.21)	(0.06)	(0.08)	(0.15)
Net asset value, end of period	$9.85	$9.84	$9.77	$9.80	$10.17	$10.15
Total Return(c)
Based on net asset value	1.84%(d)	4.08%	1.87%	(3.01)%	0.95%	1.52%
Ratios to Average Net Assets(e)
Total expenses	0.37%(f)	0.37%	0.37%	0.35%	0.36%	0.37%
Total expenses after fees waived and/or reimbursed	0.31%(f)	0.31%	0.31%	0.31%	0.31%	0.31%
Net investment income	3.30%(f)	3.27%	2.04%	0.64%	0.57%	1.23%
Supplemental Data
Net assets, end of period (000)	$34,115	$36,591	$46,029	$71,250	$18,177	$7,148
Portfolio turnover rate	34%	90%	101%	106%	41%	94%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Multi-State Municipal Series Trust (the “Trust”) and BlackRock Municipal Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Multi-State Municipal Series Trust	BlackRock New York Municipal Opportunities Fund	New York Municipal	Diversified
BlackRock Municipal Bond Fund, Inc.	BlackRock National Municipal Fund	National Municipal	Diversified
	BlackRock Short-Term Municipal Fund	Short-Term Municipal	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares.	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00% for all Funds other than New York Municipal, which is subject to a maximum sales charge of 4.00%.
The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of BlackRock Multi-State Municipal Series Trust and Board of Directors of BlackRock Municipal Bond Fund, Inc. are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
On November 22, 2024, the Board approved a proposal to change the name of BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund. In connection with the Fund’s name change, the Fund’s investment strategy was changed to specify that, under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 4 years or less. These changes became effective on February 1, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.  As of period end, the Funds had the following unfunded commitments:
Fund Name	Investment Name	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
New York Municipal	Puerto Rico Electric Power Authority, Series B-1	$7,320,315	$ 7,320,315	$7,764,294	$ 443,979
	Puerto Rico Electric Power Authority, Series B-2	35,435,528	35,435,528	39,391,527	3,955,999
					$ 4,399,978
Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration,  trustee, liquidity and other services to a TOB Trust are shown as Interest expense and fees — unaffiliated in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to Interest expense and fees — unaffiliated in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as Interest expense and fees — unaffiliated in the Statements of Operations.  Amounts recorded within Interest expense and fees — unaffiliated in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
New York Municipal	$ 1,000,486	$ 115,487	$ 31,181	$ 1,147,154
National Municipal	1,331,544	—	—	1,331,544
For the six months ended December 31, 2024, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
New York Municipal	$ 128,818,483	$ 60,639,997	3.64% — 3.74%	$ 60,639,997	3.76%
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
National Municipal	$ 150,331,430	$ 70,530,007	3.52% — 3.65%	$ 70,530,007	3.75%

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at December 31, 2024, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at December 31, 2024.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Investment Advisory Fees
Average Daily Net Assets	New York Municipal
First $1 billion	0.47%
$1 billion — $3 billion	0.44
$3 billion — $5 billion	0.42
$5 billion — $10 billion	0.41
Greater than $10 billion	0.40

	Investment Advisory Fees
Aggregate of Average Daily Net Assets of the Two Combined Funds(a)	National Municipal	Short-Term Municipal
First $250 Million	0.410%	0.360%
$250 Million — $400 Million	0.385	0.340
$400 Million — $550 Million	0.385	0.320

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Investment Advisory Fees
Aggregate of Average Daily Net Assets of the Two Combined Funds(a)	National Municipal	Short-Term Municipal
Greater than $550 Million	0.385	0.290
(a) The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of National Municipal and Short-Term Municipal (the “two combined Funds”) that falls within that breakpoint level by the aggregate average daily net assets of the two combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.
Service and Distribution Fees:  The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	New York Municipal		National Municipal		Short-Term Municipal
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25%	N/A
Investor A1	0.10	N/A	N/A	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended December 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
New York Municipal	$ —	$ 587,450	$ 30,742	$ 168,120	$ 786,312
National Municipal	846	2,590,035	—	214,019	2,804,900
Short-Term Municipal	—	238,758	4,372	15,889	259,019
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended December 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 709	$ —	$ 1,322	$ 1,045	$ 152	$ 24	$ 3,252
National Municipal	19,986	87	6,934	—	488	6,667	34,162
Short-Term Municipal	645	—	645	39	30	18	1,377
For the six months ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 255,234	$ —	$ 140,706	$ 16,121	$ 11,458	$ 242	$ 423,761
National Municipal	1,753,133	363	790,707	—	17,713	43,340	2,605,256
Short-Term Municipal	121,727	—	38,452	2,914	1,574	939	165,606
Other Fees:  For the six months ended December 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
New York Municipal	$ 1,081
National Municipal	6,282
Short-Term Municipal	948
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended December 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
New York Municipal	$ 5,332	$ 1,613
National Municipal	30,599	2,041
Short-Term Municipal	627	5
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended December 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 13,232
National Municipal	252,549
Short-Term Municipal	3,276
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended December 31, 2024, there were no fees waived by the Manager to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
New York Municipal	0.50%	—	0.75%	0.60%	1.50%	0.45%
National Municipal	0.43	0.68%	0.68	—	1.43	0.38
Short-Term Municipal	0.36	—	0.61	0.46	1.36	0.31
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six month ended December 31, 2024, the Manager waived and/or reimbursed the following amounts, which are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
Fund Name	Fees Waived and/or Reimbursed by the Manager
New York Municipal	$ 323,770
National Municipal	668,303
Short-Term Municipal	127,317
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager - class specific in the Statement of Operations.  For the six months ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
New York Municipal	$ 94,172	$ —	$ 23,216	$ 750	$ 3,052	$ 241	$ 121,431
National Municipal	762,413	193	272,700	—	7,012	43,296	1,085,614
Short-Term Municipal	66,279	—	—	728	779	939	68,725
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

During the period ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s and the  Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended December 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Short-Term Municipal	$7,303,551	$5,702,197	$—
7.
 PURCHASES AND SALES
For the six months ended December 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
New York Municipal	$ 130,024,513	$ 126,945,854
National Municipal	2,399,605,785	2,728,347,758
Short-Term Municipal	126,415,447	164,281,085
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of June 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
New York Municipal	$ (102,166,051)
National Municipal	(960,628,199)
Short-Term Municipal	(25,546,426)
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
New York Municipal	$ 1,172,963,080	$ 20,346,456	$ (35,985,494)	$ (15,639,038)
National Municipal	7,140,030,782	102,879,779	(82,006,718)	20,873,061
Short-Term Municipal	441,823,912	3,901,118	(764,257)	3,136,861
9.
BANK BORROWINGS
The Trust and the Corporation, on behalf of each Funds along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk:  Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 12/31/24		Year Ended 06/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New York Municipal
Institutional
Shares sold	9,517,100	$ 101,841,570	19,480,209	$ 202,353,204
Shares issued in reinvestment of distributions	908,512	9,709,126	1,682,698	17,525,548
Shares redeemed	(8,471,763)	(90,475,770)	(22,842,822)	(235,548,777)
	1,953,849	$ 21,074,926	(1,679,915)	$ (15,670,025)
Investor A
Shares sold and automatic conversion of shares	2,702,231	$ 28,862,238	5,920,081	$ 62,009,868
Shares issued in reinvestment of distributions	638,442	6,830,239	1,345,005	14,009,786
Shares redeemed	(6,147,656)	(65,651,529)	(14,175,327)	(147,499,528)
	(2,806,983)	$ (29,959,052)	(6,910,241)	$ (71,479,874)
Investor A1
Shares sold	100	$ 1,082	—	$ 1,547
Shares issued in reinvestment of distributions	65,040	695,788	139,511	1,452,871
Shares redeemed	(574,229)	(6,124,178)	(794,258)	(8,326,288)
	(509,089)	$ (5,427,308)	(654,747)	$ (6,871,870)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/24		Year Ended 06/30/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
New York Municipal (continued)
Investor C
Shares sold	139,768	$ 1,498,470	255,783	$ 2,678,759
Shares issued in reinvestment of distributions	36,491	390,190	87,099	905,836
Shares redeemed and automatic conversion of shares	(584,401)	(6,257,723)	(1,670,416)	(17,389,168)
	(408,142)	$ (4,369,063)	(1,327,534)	$ (13,804,573)
Class K
Shares sold	96,227	$ 1,027,971	401,689	$ 4,166,809
Shares issued in reinvestment of distributions	14,868	158,915	27,115	282,578
Shares redeemed	(174,570)	(1,860,348)	(234,588)	(2,427,234)
	(63,475)	$ (673,462)	194,216	$ 2,022,153
	(1,833,840)	$ (19,353,959)	(10,378,221)	$ (105,804,189)

	Six Months Ended 12/31/24		Year Ended 06/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
National Municipal
Institutional
Shares sold	66,365,771	$ 673,382,863	142,053,898	$ 1,420,084,013
Shares issued in reinvestment of distributions	5,798,263	58,835,628	11,085,079	111,012,888
Shares redeemed	(71,121,463)	(720,680,336)	(169,627,961)	(1,691,971,481)
	1,042,571	$ 11,538,155	(16,488,984)	$ (160,874,580)
Service
Shares sold	812	$ 8,200	5,070	$ 51,631
Shares issued in reinvestment of distributions	947	9,603	2,771	27,660
Shares redeemed	(10,727)	(109,044)	(69,702)	(701,062)
	(8,968)	$ (91,241)	(61,861)	$ (621,771)
Investor A
Shares sold and automatic conversion of shares	11,073,339	$ 112,404,258	94,811,708	$ 927,784,864
Shares issued in reinvestment of distributions	3,031,492	30,789,438	6,544,510	65,579,381
Shares redeemed	(30,285,074)	(307,509,271)	(131,165,404)	(1,293,036,469)
	(16,180,243)	$ (164,315,575)	(29,809,186)	$ (299,672,224)
Investor C
Shares sold	306,998	$ 3,116,149	636,098	$ 6,354,684
Shares issued in reinvestment of distributions	49,661	504,491	122,754	1,229,477
Shares redeemed and automatic conversion of shares	(954,412)	(9,701,573)	(2,701,753)	(27,073,834)
	(597,753)	$ (6,080,933)	(1,942,901)	$ (19,489,673)
Class K
Shares sold	16,411,423	$ 166,625,650	70,782,123	$ 707,883,514
Shares issued in reinvestment of distributions	2,174,403	22,071,856	8,533,339	85,297,598
Shares redeemed	(21,033,634)	(213,357,996)	(280,630,531)	(2,814,537,249)
	(2,447,808)	$ (24,660,490)	(201,315,069)	$ (2,021,356,137)
	(18,192,201)	$ (183,610,084)	(249,618,001)	$ (2,502,014,385)

	Six Months Ended 12/31/24		Year Ended 06/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Short-Term Municipal
Institutional
Shares sold	3,525,783	$ 34,943,078	11,346,923	$ 110,743,284
Shares issued in reinvestment of distributions	234,821	2,326,963	578,182	5,664,165
Shares redeemed	(6,042,506)	(59,913,979)	(20,829,900)	(203,694,319)
	(2,281,902)	$ (22,643,938)	(8,904,795)	$ (87,286,870)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 12/31/24		Year Ended 06/30/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Short-Term Municipal (continued)
Investor A
Shares sold and automatic conversion of shares	2,891,152	$ 28,654,177	5,499,237	$ 53,930,280
Shares issued in reinvestment of distributions	281,258	2,788,611	587,154	5,757,237
Shares redeemed	(2,920,087)	(28,971,992)	(10,015,567)	(98,197,985)
	252,323	$ 2,470,796	(3,929,176)	$ (38,510,468)
Investor A1
Shares sold	14	$ 135	—	$ —
Shares issued in reinvestment of distributions	7,831	77,671	16,839	165,123
Shares redeemed	(48,219)	(478,683)	(176,274)	(1,728,490)
	(40,374)	$ (400,877)	(159,435)	$ (1,563,367)
Investor C
Shares sold	50,137	$ 478,687	71,944	$ 682,284
Shares issued in reinvestment of distributions	3,827	36,683	9,704	91,904
Shares redeemed and automatic conversion of shares	(98,557)	(944,566)	(294,240)	(2,786,759)
	(44,593)	$ (429,196)	(212,592)	$ (2,012,571)
Class K
Shares sold	637,438	$ 6,312,155	667,185	$ 6,539,336
Shares issued in reinvestment of distributions	20,598	204,091	41,024	401,868
Shares redeemed	(910,699)	(9,033,682)	(1,704,061)	(16,698,620)
	(252,663)	$ (2,517,436)	(995,852)	$ (9,757,416)
	(2,367,209)	$ (23,520,651)	(14,201,850)	$ (139,130,692)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital.  The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
TA	Tax Allocation
VRDN	Variable Rate Demand Note

2024 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: February 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: February 24, 2025